SPARTAN(REGISTERED TRADEMARK)
MASSACHUSETTS MUNICIPAL
FUNDS
AND
FIDELITY
MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

ANNUAL REPORT
JANUARY 31, 1999

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE          3   NED JOHNSON ON INVESTING
                                 STRATEGIES

SPARTAN MASSACHUSETTS
MUNICIPAL INCOME FUND

                             4   PERFORMANCE

                             7   FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             10  INVESTMENT CHANGES

                             11  INVESTMENTS

                             25  FINANCIAL STATEMENTS

SPARTAN MASSACHUSETTS
MUNICIPAL MONEY MARKET FUND

                             29  PERFORMANCE

                             31  FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             33  INVESTMENT CHANGES

                             34  INVESTMENTS

                             43  FINANCIAL STATEMENTS

FIDELITY MASSACHUSETTS
MUNICIPAL MONEY MARKET FUND

                             47  PERFORMANCE

                             49  FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             51  INVESTMENT CHANGES

                             52  INVESTMENTS

                             62  FINANCIAL STATEMENTS

NOTES                        66  NOTES TO THE FINANCIAL
                                 STATEMENTS

REPORT OF INDEPENDENT        70  THE AUDITORS' OPINION.
ACCOUNTANTS

OTHER FUND INFORMATION       71

DISTRIBUTIONS                72

OF SPECIAL NOTE              73

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MA MUNICIPAL INCOME        5.76%        32.64%        113.16%

LB Massachusetts Enhanced          6.58%        35.63%        n/a
Municipal Bond

Massachusetts Municipal Debt       5.52%        29.43%        106.20%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Massachusetts Enhanced Municipal Bond Index - a market value-weighted index of Massachusetts investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 57 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MA MUNICIPAL INCOME        5.76%        5.81%         7.86%

LB Massachusetts Enhanced          6.58%        6.28%         n/a
Municipal Bond

Massachusetts Municipal Debt       5.52%        5.29%         7.50%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan MA Muni Income      LB Municipal Bond
             00070                       LB015
  1989/01/31      10000.00                    10000.00
  1989/02/28       9934.49                     9885.90
  1989/03/31       9941.69                     9862.27
  1989/04/30      10185.94                    10096.40
  1989/05/31      10367.22                    10306.11
  1989/06/30      10455.67                    10446.06
  1989/07/31      10535.88                    10588.23
  1989/08/31      10495.01                    10484.57
  1989/09/30      10454.87                    10453.33
  1989/10/31      10553.91                    10581.17
  1989/11/30      10703.40                    10766.35
  1989/12/31      10770.50                    10854.41
  1990/01/31      10717.73                    10803.07
  1990/02/28      10850.43                    10899.22
  1990/03/31      10869.05                    10902.49
  1990/04/30      10726.34                    10823.56
  1990/05/31      10959.69                    11059.83
  1990/06/30      11074.52                    11157.05
  1990/07/31      11231.05                    11321.06
  1990/08/31      11096.33                    11156.68
  1990/09/30      11133.49                    11163.04
  1990/10/31      11171.50                    11365.53
  1990/11/30      11516.73                    11594.09
  1990/12/31      11565.84                    11644.53
  1991/01/31      11708.75                    11800.80
  1991/02/28      11798.56                    11903.47
  1991/03/31      11857.33                    11907.75
  1991/04/30      12021.68                    12066.12
  1991/05/31      12142.79                    12173.39
  1991/06/30      12166.76                    12161.34
  1991/07/31      12343.07                    12309.46
  1991/08/31      12455.52                    12471.58
  1991/09/30      12570.01                    12633.96
  1991/10/31      12682.06                    12747.67
  1991/11/30      12715.64                    12783.23
  1991/12/31      12873.42                    13057.56
  1992/01/31      12985.41                    13087.33
  1992/02/29      13026.79                    13091.52
  1992/03/31      13039.64                    13096.36
  1992/04/30      13155.44                    13212.92
  1992/05/31      13299.02                    13368.44
  1992/06/30      13520.19                    13592.76
  1992/07/31      13883.71                    14000.27
  1992/08/31      13709.04                    13863.77
  1992/09/30      13825.76                    13954.44
  1992/10/31      13592.19                    13817.26
  1992/11/30      13936.21                    14064.73
  1992/12/31      14069.18                    14208.33
  1993/01/31      14276.03                    14373.58
  1993/02/28      14767.19                    14893.47
  1993/03/31      14633.61                    14736.04
  1993/04/30      14768.07                    14884.73
  1993/05/31      14868.25                    14968.38
  1993/06/30      15102.48                    15218.20
  1993/07/31      15091.95                    15238.14
  1993/08/31      15406.86                    15555.40
  1993/09/30      15670.02                    15732.57
  1993/10/31      15708.54                    15762.94
  1993/11/30      15579.47                    15624.07
  1993/12/31      15887.05                    15953.89
  1994/01/31      16070.64                    16136.08
  1994/02/28      15734.36                    15718.16
  1994/03/31      15057.26                    15078.12
  1994/04/30      15108.00                    15205.98
  1994/05/31      15256.74                    15337.81
  1994/06/30      15185.69                    15244.10
  1994/07/31      15472.68                    15523.53
  1994/08/31      15540.79                    15577.24
  1994/09/30      15287.85                    15348.56
  1994/10/31      14980.08                    15075.97
  1994/11/30      14557.32                    14803.40
  1994/12/31      14922.14                    15129.22
  1995/01/31      15461.49                    15561.61
  1995/02/28      15894.62                    16014.15
  1995/03/31      16107.61                    16198.15
  1995/04/30      16115.43                    16217.26
  1995/05/31      16619.73                    16734.76
  1995/06/30      16363.37                    16589.16
  1995/07/31      16474.14                    16746.43
  1995/08/31      16674.26                    16958.77
  1995/09/30      16812.71                    17066.12
  1995/10/31      17086.91                    17314.26
  1995/11/30      17387.21                    17601.51
  1995/12/31      17618.77                    17770.66
  1996/01/31      17743.50                    17904.83
  1996/02/29      17558.82                    17783.97
  1996/03/31      17318.95                    17556.69
  1996/04/30      17242.82                    17507.00
  1996/05/31      17245.62                    17500.00
  1996/06/30      17415.01                    17690.58
  1996/07/31      17602.23                    17851.56
  1996/08/31      17572.42                    17847.28
  1996/09/30      17806.47                    18097.14
  1996/10/31      18011.38                    18301.82
  1996/11/30      18341.37                    18636.74
  1996/12/31      18252.55                    18558.47
  1997/01/31      18286.74                    18593.54
  1997/02/28      18456.97                    18764.23
  1997/03/31      18202.17                    18514.10
  1997/04/30      18362.57                    18669.07
  1997/05/31      18639.82                    18949.85
  1997/06/30      18833.94                    19151.66
  1997/07/31      19374.05                    19682.17
  1997/08/31      19193.61                    19497.74
  1997/09/30      19421.73                    19729.18
  1997/10/31      19537.83                    19856.04
  1997/11/30      19667.45                    19972.79
  1997/12/31      19953.48                    20264.20
  1998/01/31      20153.88                    20473.32
  1998/02/28      20128.43                    20479.47
  1998/03/31      20144.59                    20497.49
  1998/04/30      20056.04                    20405.04
  1998/05/31      20361.72                    20728.06
  1998/06/30      20408.78                    20809.72
  1998/07/31      20440.43                    20861.96
  1998/08/31      20747.68                    21184.27
  1998/09/30      21000.89                    21448.23
  1998/10/31      20944.80                    21447.80
  1998/11/30      21041.73                    21523.08
  1998/12/31      21072.35                    21577.32
  1999/01/29      21315.63                    21833.88
IMATRL PRASUN   SHR__CHT 19990131 19990211 144635 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Massachusetts Municipal Income Fund on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $21,316 - a 113.16% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,834 - a 118.34% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return, and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                           YEARS ENDED JANUARY 31,

                    1999   1998    1997    1996    1995

Dividend returns    4.92%  5.47%   5.33%   6.41%   5.85%

Capital returns     0.84%   4.74%  -2.27%   8.35%  -9.64%

Total returns       5.76%  10.21%  3.06%   14.76%  -3.79%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.80(cents)   28.29(cents)   57.05(cents)

Annualized dividend rate         4.72%         4.68%          4.78%

30-day annualized yield          4.03%         -              -

30-day annualized                6.70%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.97 over the past one month, $11.98 over the past six months and $11.93 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.81% combined 1999 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite its overall high quality, the
municipal-bond market
underperformed U.S. Treasury
bonds during the 12-month period
ending January 31, 1999.
However, toward the tail end of the
period, the tax advantage that
municipal bonds provide attracted
investors, reversing a significant
portion of their underperformance.
During the 12-month period, the
Lehman Brothers Municipal Bond
Index - an index of approximately
48,000 investment-grade, fixed-rate,
tax-exempt bonds - returned
6.65%. By comparison, the Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
returned 8.08% during the period.
The municipal-bond market during
the past year was highlighted by
supply, as issuance fell just short of
the record $292 billion in muni-bond
issuance in 1993. Demand,
however, was less than
overwhelming. Part of this slack
demand can be attributed to the
global flight to quality during the
late summer and early fall. To
compound matters, investors
chased the attractive returns of
stocks when equity markets
recovered in the fourth quarter. As
supply trailed off late in the period,
however, municipal bonds began to
rally and their performance
improved relative to Treasuries.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Massachusetts Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the 12-month period that ended January 31, 1999, the fund had a total return of 5.76%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned 5.52% during the same one-year period, according to Lipper Inc. Additionally, the Lehman Brothers Massachusetts Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 6.58% for the same 12-month period.

Q. WHAT HELPED THE FUND BEAT ITS PEERS DURING THE PAST 12 MONTHS?

A. There were two things that helped the fund's performance. One factor was its emphasis on long-maturity non-callable bonds - which can't be redeemed by their issuer before maturity. After trailing the overall municipal market in the previous six months, long-maturity non-callable securities performed well over the past six months. As interest rates fell, more issuers decided to call their bonds before maturity in an effort to reduce their borrowing costs. Since many investors didn't want to be left to invest the proceeds from bonds that are redeemed at lower interest rates than they were getting, they generally pushed the prices of long-maturity non-callable bonds higher.

Q. WHAT WAS THE SECOND FACTOR THAT HELPED THE FUND?

A. The fund was overweighted in bonds issued by health care organizations, many of which performed very well during the period. Our research led us to emphasize health care providers that occupy good niche markets, which were fairly attractive facilities on a stand-alone basis. Because of industry consolidation, the fund had a number of positions in hospitals that were merged or became affiliated with bigger, stronger systems. Holdings such as Faulkner Hospital and Atlanticare Medical Center gained value as the market recognized their stronger credit profiles as a result of their slated affiliation with Partners Healthcare System.

Q. GIVEN ALL THE CHALLENGES THEY FACE - SUCH AS HEIGHTENED COMPETITION AND COST-CUTTING PRESSURES - HOW DO YOU CHOOSE AMONG
MASSACHUSETTS-BASED HEALTH CARE ORGANIZATIONS?

A. There are a number of things I like to see. The first is a health care organization's ability to deal effectively with costs. Government and insurance reimbursements are continually under pressure and health care organizations must find a way to improve efficiencies in order to remain viable. I also look for organizations that are competitive in their service area and offer state-of-the-art services. Because of my emphasis on high-quality bonds, roughly 47% of the fund's hospital bonds are insured.

Q. WHAT ARE INSURED BONDS AND WHY ARE THEY ATTRACTIVE?

A. Municipal bond insurance, which is underwritten by private insurers, guarantees the timely payment of interest and principal. In an environment where lower-quality securities are priced expensively, Aaa-rated insured bonds are attractive. An investor doesn't really have to give up much yield for buying insured, rather than lower-quality bonds. Shareholders should remember, however, that municipal bond insurance doesn't immunize a bond from price changes. Insured bonds, like all bonds, will rise and fall in value in response to changes in interest rates, supply, demand and other factors.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. I would have liked to find more attractively priced intermediate maturity bonds because our quantitative research showed they offered a good return potential given their interest-rate risk. However, finding specific issues at attractive valuation levels proved difficult. During the past six months, I placed a growing emphasis on diversifying the fund's holdings away from general obligation bonds issued by the state, which reduced the supply of intermediate-term securities that were candidates for purchase. Intermediate-maturity bonds which fit with our diversification efforts were in strong demand and were priced at increasingly expensive levels. I would have liked the fund to have benefited more from these strongly performing issues.

Q. CHRISTINE, WHAT'S YOUR OUTLOOK?

A. From historical measures, municipals were priced attractively compared to their U.S. Treasury counterparts at the end of the period. One indication of munis' cheap prices was their yields, which were roughly 90% of Treasury yields; historically, municipals yield between 65% and 85% of Treasuries. If municipal bond yields - which move in the opposite direction of their prices - move back to their historical relationship with Treasuries because of more favorable supply and demand conditions, they are likely to perform relatively well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to provide high current
income exempt from federal
income tax and Massachusetts
personal income tax by
investing in investment-grade
municipal securities under
normal conditions

FUND NUMBER: 070

TRADING SYMBOL: FDMMX

START DATE: November 10,
1983

SIZE: as of January 31,
1999, more than $1.3 billion

MANAGER: Christine
Thompson, since 1998;
manager, various Fidelity and
Spartan municipal income
funds; joined Fidelity in
1985

CHRISTINE THOMPSON ON
MASSACHUSETTS' ECONOMY AND
THE EFFECT OF THE "BIG DIG" ON
THE STATE'S MUNICIPAL MARKET:

"The Massachusetts economy
continued to post strong, albeit
somewhat slower, growth over the
past six months. One weak spot
is the decline in the number of
manufacturing jobs, although that
was offset by job gains in other
industry sectors such as services
and high-tech. Home building,
although slowing from its torrid
pace last year, is still occurring at a
relatively healthy clip.

"Outside of the state's economy,
I'm keeping a close eye on the
financing of the Big Dig, Boston's
massive roadway expansion program.
Prior to last year, the federal
government picked up about 80% of
the construction costs connected to
this project. This year and beyond,
various state agencies will be
required to pick up more of the tab,
as much as 50% of the total
construction costs. By doing so, those
agencies will likely issue new
municipal debt, which ultimately will
add to the supply of municipal bonds
available in the state, and may
temporarily put pressure on their
prices."

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENT CHANGES



TOP FIVE SECTORS AS OF
JANUARY 31, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS  6 MONTHS AGO

General Obligations            24.6                     26.0

Health Care                    18.9                     19.5

Education                      11.5                     10.4

Water & Sewer                  11.0                     10.6

Escrowed/Pre-Refunded          8.0                      9.2

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 1999

                                                        6 MONTHS AGO

Years                          13.7                     13.5


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JANUARY 31, 1999

                                        6 MONTHS AGO

Years                             6.6   6.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF JANUARY 31, 1999
Aaa 46.8%
Aa, A 41.7%
Baa 7.0%
Not Rated 2.7%
Short-term
investments 1.8%
Row: 1, Col: 1, Value: 46.8
Row: 1, Col: 2, Value: 41.7
Row: 1, Col: 3, Value: 7.0
Row: 1, Col: 4, Value: 2.7
Row: 1, Col: 5, Value: 1.8

AS OF JULY 31, 1998
Aaa 44.3%
Aa, A 41.0%
Baa 5.6%
Not Rated 5.1%
Short-term
investments 4.0%
Row: 1, Col: 1, Value: 44.3
Row: 1, Col: 2, Value: 41.0
Row: 1, Col: 3, Value: 5.6
Row: 1, Col: 4, Value: 5.1
Row: 1, Col: 5, Value: 4.0

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENTS JANUARY 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 98.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - 95.9%

Attleboro Gen. Oblig.:

6% 10/1/03 (MBIA Insured)         Aaa       $ 1,085,000                       $ 1,191,471

6% 10/1/04 (MBIA Insured)         Aaa        1,085,000                         1,204,719

6% 10/1/05 (MBIA Insured)         Aaa        1,085,000                         1,223,576

6% 10/1/06 (MBIA Insured)         Aaa        1,085,000                         1,237,855

6% 10/1/07 (MBIA Insured)         Aaa        1,085,000                         1,246,242

Barnstable Ind. Dev. Fing.        A          2,980,000                         3,015,879
Auth. Ind. Dev. Rev.
(Whitehall Pavilion) 10.125%
2/15/26 (Fed. Hsg.
Administration Insured)

Boston Economic Dev. & Ind.       -          4,050,000                         4,119,417
Corp. (Boston Army Base 1983
Proj.) 6.25% 8/1/03

Boston Gen. Oblig.:

Series A, 10% 7/1/00 (MBIA        Aaa        2,000,000                         2,178,520
Insured)

Rfdg. Series B, 4.5% 4/1/01       Aaa        6,000,000                         6,141,180
(FGIC Insured)

Boston Hsg. Dev. Corp. Mtg.       Aaa        3,005,000                         3,123,157
Rev. Rfdg. Series A, 5.15%
7/1/08 (MBIA Insured)

Boston Wtr. & Swr. Commission
Rev.:

Senior Series A, 5.25% 11/1/19    A1         10,100,000                        10,557,227

Senior Series C, 5.2% 11/1/21     Aaa        4,000,000                         4,067,240
(FGIC Insured)

Brockton Gen. Oblig.:

5% 4/1/09 (MBIA Insured)          Aaa        1,200,000                         1,282,296

5% 4/1/13 (MBIA Insured)          Aaa        1,165,000                         1,204,831

5.1% 4/1/12 (MBIA Insured)        Aaa        1,850,000                         1,948,180

6% 4/1/06 (MBIA Insured)          Aaa        1,380,000                         1,563,278

Brockton Hsg. Dev. Corp.          AAA        8,015,000                         8,466,806
Multi-family Rev. Rfdg.
(Douglas House Proj.) Series
1992 A,  7.375% 9/1/24

Chelsea Gen. Oblig.:

(School Proj. Ln. Act 1948):

6% 6/15/14 (AMBAC Insured)        Aaa        1,830,000                         2,063,142
(Pre-Refunded to 6/15/04 @
102) (d)

6.5% 6/15/12 (AMBAC Insured)      Aaa        2,500,000                         2,878,825
(Pre-Refunded to 6/15/04 @
102) (d)

Rfdg.:

5% 6/15/13 (AMBAC Insured)        Aaa        2,640,000                         2,731,582

5.125% 6/15/16 (AMBAC Insured)    Aaa        1,750,000                         1,790,915

Granville Gen. Oblig.:

7.3% 7/15/05 (MBIA Insured)       Aaa        145,000                           173,239

7.3% 7/15/06 (MBIA Insured)       Aaa        145,000                           177,054

7.3% 7/15/07 (MBIA Insured)       Aaa        140,000                           172,784

7.3% 7/15/08 (MBIA Insured)       Aaa        140,000                           175,378

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Haverhill Gen. Oblig. Rfdg.
Series A:

6.4% 9/1/03 (AMBAC Insured)       Aaa       $ 1,600,000                       $ 1,733,936

6.5% 9/1/04 (AMBAC Insured)       Aaa        1,595,000                         1,727,050

Holyoke Gen. Oblig.:

(Muni. Purp. Ln.) Series A:

5.5% 6/15/04 (FSA Insured)        Aaa        1,255,000                         1,356,705

5.5% 6/15/16 (FSA Insured)        Aaa        2,100,000                         2,207,709

6% 6/15/05 (FSA Insured)          Aaa        1,350,000                         1,515,605

6% 6/15/06 (FSA Insured)          Aaa        1,300,000                         1,476,995

(School Proj. Ln. Act):

7.35% 8/1/02 (Pre-Refunded to     Baa2       1,625,000                         1,751,116
8/1/01  @ 102) (d)

7.65% 8/1/09 (Pre-Refunded to     Baa2       2,205,000                         2,467,858
8/1/01  @ 102) (d)

Rfdg. Series B:

5.5% 6/15/04 (FSA Insured)        Aaa        2,015,000                         2,178,296

6% 6/15/06 (FSA Insured)          Aaa        1,400,000                         1,590,610

Lowell Gen. Oblig.:

Rfdg. Series A, 5.5% 1/15/10      Aaa        2,000,000                         2,144,200
(FSA Insured)

5.8% 4/1/08 (CGIC Insured)        Aaa        1,195,000                         1,327,896
(FSA Insured)

6.25% 8/1/04 (AMBAC Insured)      Aaa        2,035,000                         2,278,671

6.25% 8/1/05 (AMBAC Insured)      Aaa        2,120,000                         2,415,104

8% 1/15/00                        A2         250,000                           257,733

8.4% 1/15/09                      Aaa        1,250,000                         1,380,025

Lowell Hsg. Dev. Corp.
Multi-family Rev. Rfdg.
Series A:

7.875% 11/1/00, LOC Fannie Mae    AAA        270,000                           278,999

7.875% 11/1/24, LOC Fannie Mae    AAA        5,440,000                         5,703,024

Mansfield Gen. Oblig. (Muni.
Purp. Ln.):

5.5% 8/15/08 (FGIC Insured)       Aaa        2,075,000                         2,308,728

5.5% 8/15/09 (FGIC Insured)       Aaa        2,120,000                         2,332,933

5.5% 8/15/10 (FGIC Insured)       Aaa        2,170,000                         2,381,401

Massachusetts Bay Trans. Auth.:

(Gen. Trans. Sys.):

Series A:

5% 3/1/23 (FGIC Insured)          Aaa        3,460,000                         3,426,819

5.5% 3/1/04 (FGIC Insured)        Aaa        2,000,000                         2,162,700

5.7% 3/1/09                       Aa3        5,000,000                         5,661,800

5.8% 3/1/11                       Aa3        6,435,000                         7,322,129

5.8% 3/1/12                       Aa3        3,000,000                         3,420,060

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Bay Trans.
Auth.: - continued

(Gen. Trans. Sys.): - continued

Series A:

6% 3/1/11 (FGIC Insured)          Aaa       $ 5,660,000                       $ 6,496,831
(Pre-Refunded to 3/1/07 @
101) (d)

6.25% 3/1/05                      Aa3        2,780,000                         3,146,182

7% 3/1/21                         Aa3        1,500,000                         1,889,325

Series B, 5.375% 3/1/25           Aaa        8,490,000                         8,682,808
(AMBAC Insured)

Series C, 5% 3/1/24               Aa3        7,900,000                         7,811,836

Rfdg.:

(Gen. Trans. Sys.):

Series A:

5.5% 3/1/12                       Aa3        4,350,000                         4,784,478

6.25% 3/1/12                      Aa3        1,500,000                         1,776,720

7% 3/1/08                         Aa3        1,000,000                         1,222,640

Series B, 6.2% 3/1/16             Aa3        27,500,000                        31,742,150

Series B:

5.5% 3/1/21                       Aa3        4,835,000                         5,045,516

5.5% 3/1/21 (Pre-Refunded to      Aa3        165,000                           176,463
3/1/03  @ 100) (d)

6% 3/1/12                         Aa3        7,195,000                         7,878,957

6% 3/1/12 (Pre-Refunded to        Aa3        245,000                           270,850
3/1/03  @ 102) (d)

Series D, 5% 3/1/22               Aa3        5,750,000                         5,756,153

Massachusetts College Bldg.       Aa3        3,000,000                         3,611,580
Auth. Proj. Rev. Rfdg.
Series A, 7.5% 5/1/05

Massachusetts Dev. Fin. Agcy.
Rev. (Regis College):

5.25% 10/1/18                     BBB-       1,000,000                         985,410

5.5% 10/1/28                      BBB-       5,660,000                         5,681,508

Massachusetts Ed. Ln. Auth.       Aaa        3,045,000                         3,241,463
Ed. Ln. Rev. Issue E, 5.75%
7/1/07 (AMBAC Insured) (c)

Massachusetts Edl. Fing.          Aaa        3,815,000                         3,887,104
Auth. Ed. Ln. Rev.  Series A
Issue G, 5% 12/1/11 (MBIA
Insured) (c)

Massachusetts Gen. Oblig.:

(Cap. Appreciation)
(Consolidated Ln.):

Series B:

0% 7/1/02                         Aa3        12,250,000                        10,820,793

0% 6/1/99                         Aa3        1,000,000                         990,650

Series C, 0% 12/1/05              Aa3        6,500,000                         4,985,110

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Gen. Oblig.: -
continued

(Consolidated Ln.):

Series A:

5% 3/1/08 (AMBAC Insured)         Aaa       $ 15,000,000                      $ 16,170,300

7.5% 6/1/04                       Aa3        4,830,000                         5,582,369

Series C:

5.25% 8/1/09                      Aa3        9,400,000                         10,342,068

5.625% 8/1/13 (MBIA Insured)      Aaa        2,500,000                         2,787,625
(Pre-Refunded to 8/1/05 @
101) (d)

Series D:

5% 11/1/14                        Aa3        3,000,000                         3,096,570

5.25% 11/1/12                     Aa3        5,000,000                         5,319,050

6% 7/1/12 (Pre-Refunded to        Aa3        1,460,000                         1,547,118
7/1/01  @ 100) (d)

Rfdg.:

Series A:

5.25% 2/1/08                      Aa3        5,000,000                         5,312,050

6% 7/1/05 (AMBAC Insured)         Aaa        4,000,000                         4,503,520

6.25% 7/1/02                      Aa3        13,000,000                        14,104,740

6.25% 7/1/03                      Aa3        9,100,000                         10,052,042

6.25% 7/1/04                      Aa3        9,300,000                         10,426,788

Series B, 6.5% 8/1/08             Aa3        9,500,000                         11,249,900

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(1st Mtg. Fairview Extended       Aaa        5,630,000                         6,412,570
Care) Series A, 10.125%
1/1/11 (Pre-Refunded to
1/1/01 @ 103) (d)

(Anna Jaques Hosp.) Series B:

5.9% 10/1/99                      Baa1       930,000                           945,447

6% 10/1/00                        Baa1       985,000                           1,023,858

6.875% 10/1/12                    Baa1       3,250,000                         3,544,385

(Baystate Med. Ctr.):

Series D, 5.5% 7/1/16 (FGIC       Aaa        6,400,000                         6,686,720
Insured)

Series E:

6% 7/1/04 (FSA Insured)           Aaa        1,290,000                         1,425,966

6% 7/1/05 (FSA Insured)           Aaa        1,385,000                         1,550,965

6% 7/1/06 (FSA Insured)           Aaa        1,425,000                         1,614,155

(Blood Research Institute)        -          15,080,000                        16,314,298
Series A, 6.5% 2/1/22

(Brandeis Univ.) Series I:

5.25% 10/1/14 (MBIA Insured)      Aaa        2,780,000                         2,936,153

5.25% 10/1/16 (MBIA Insured)      Aaa        1,000,000                         1,042,150

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

(Cape Cod Health Sys.) Series     AAA       $ 3,500,000                       $ 3,630,795
A, 5.25% 11/15/13 (AMBAC
Insured)

(Catholic Health East) Series     Aaa        3,000,000                         2,959,380
B, 5% 11/15/28 (AMBAC
Insured)

(Dana Farber Cancer Proj.)
Series G 1:

5.5% 12/1/27                      A1         18,600,000                        18,892,578

6.25% 12/1/14                     A1         3,000,000                         3,314,190

(Emerson Hosp.) Series C, 8%      AAA        21,295,000                        23,116,148
7/1/18 (Pre-Refunded to
7/1/00 @ 102) (d)

(Falmouth Hosp.) Series C,        Aaa        1,000,000                         1,071,820
5.5% 7/1/08 (MBIA Insured)

(Faulkner Hosp.) Series C:

6% 7/1/13                         Baa1       9,745,000                         10,330,382

6% 7/1/23                         Baa1       6,010,000                         6,331,715

(Lahey Clinic Med. Ctr.)          Aaa        14,120,000                        14,862,712
Series B, 5.25% 7/1/10 (MBIA
Insured)

(Lowell Gen. Hosp.) Series A:

8.25% 6/1/00 (Escrowed to         A3         1,325,000                         1,372,674
Maturity) (d)

8.4% 6/1/11 (Pre-Refunded to      A3         2,565,000                         2,900,040
6/1/01 @ 102) (d)

(Massachusetts Gen. Hosp.)        Aaa        4,750,000                         5,637,538
Series F, 6.25% 7/1/12
(AMBAC Insured)

(Massachusetts Institute of       Aaa        4,000,000                         4,217,680
Technology) Series I 1, 5.2%
1/1/28

(Med. Academic & Scientific       A-         4,150,000                         4,559,232
Commission Organizations)
Series A, 6.625% 1/1/15

(Med. Ctr. of Central             Aaa        10,000,000                        13,381,600
Massachusetts) Series B,
9.22% 6/23/22 (AMBAC
Insured) INFL (e)

(Mount Auburn Hosp.) Series B
1:

6.25% 8/15/14 (MBIA Insured)      Aaa        1,250,000                         1,394,288

6.3% 8/15/24 (MBIA Insured)       Aaa        5,000,000                         5,500,600

(New England Med. Ctr.            Aaa        4,850,000                         5,291,108
Hosp.):  Series F, 6.625%
7/1/25 (FGIC Insured)

Series G, 5.375% 7/1/24 (MBIA     Aaa        1,000,000                         1,019,830
Insured)

(Notre Dame Health Care Ctr.)
Series A:

7.25% 10/1/01                     -          380,000                           399,669

7.875% 10/1/22                    -          5,000,000                         5,381,400

(Partners Healthcare Sys.)
Series A:

5.25% 7/1/04 (FSA Insured)        Aaa        2,000,000                         2,138,060

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

(Partners Healthcare Sys.)
Series A:

5.375% 7/1/24 (MBIA Insured)      Aaa       $ 7,600,000                       $ 7,800,640

5.5% 7/1/05 (FSA Insured)         Aaa        2,000,000                         2,183,320

5.5% 7/1/07 (FSA Insured)         Aaa        2,390,000                         2,640,831

(Simmons College):

Series B, 7.5% 10/1/20            Baa1       6,190,000                         6,678,886

Series C, 5% 10/1/19 (MBIA        Aaa        4,190,000                         4,195,489
Insured)

(Tufts Univ.) 5.95% 8/15/18       Aaa        7,900,000                         8,456,160
(FGIC Insured)

(UMass Memorial Issue) Series
A:

5% 7/1/18 (AMBAC Insured)         Aaa        3,000,000                         2,992,410

5.25% 7/1/14 (AMBAC Insured)      Aaa        1,000,000                         1,053,080

(Wellesley College) Series F,     Aa1        5,000,000                         5,050,800
5.125% 7/1/39

(Williams College) Series F,      Aa1        3,000,000                         3,164,370
5.75% 7/1/19

Rfdg.:

(Amherst College) Series G:

5% 11/1/28                        Aa1        2,500,000                         2,489,000

5.25% 11/1/17                     Aa1        4,670,000                         4,796,510

(Boston College):

Series K:

5.25% 6/1/10                      Aa3        3,025,000                         3,290,777

5.375% 6/1/14                     Aa3        10,445,000                        11,254,696

Series L:

5.25% 6/1/10                      Aa3        1,340,000                         1,443,502

5.25% 6/1/11                      Aa3        1,410,000                         1,506,768

(Emerson Hosp.) Series D,         Aaa        9,475,000                         10,276,396
5.7% 8/15/12 (FSA Insured)

(Eye & Ear Infirmary) Series B:

5.25% 7/1/08                      A          2,000,000                         2,136,820

5.25% 7/1/09                      A          2,540,000                         2,702,382

5.25% 7/1/10                      A          2,000,000                         2,127,800

5.25% 7/1/11                      A          3,025,000                         3,194,400

(Fairview Extended Care)          Aaa        6,600,000                         6,671,148
Series B, 4.55% 7/14/02
(MBIA Insured), LOC
BankBoston NA

(Harvard Univ.) Series P:

5.6% 11/1/14                      Aaa        1,000,000                         1,076,870

5.625% 11/1/28                    Aaa        1,500,000                         1,599,885

6.5% 11/1/05                      Aaa        1,000,000                         1,159,280

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities  Auth. Rev.: -
continued

Rfdg: - continued

(Morton Hosp. & Med. Ctr.)        AAA       $ 2,800,000                       $ 2,973,124
Series B, 5.25% 7/1/08
(Connie Lee Insured)

(Newton-Wellesley Hosp.)
Series G:

6% 7/1/12 (MBIA Insured)          Aaa        4,070,000                         4,596,414

6.125% 7/1/15 (MBIA Insured)      Aaa        4,500,000                         5,049,945

(Wheaton College) Series C:

5.125% 7/1/09                     A2         1,130,000                         1,171,912

5.25% 7/1/14                      A2         2,655,000                         2,712,029

5.25% 7/1/19                      A2         2,000,000                         2,015,720

Massachusetts Hsg. Fin. Auth.
Caritas Christi Series A:

5.25% 7/1/01                      Baa2       2,000,000                         2,043,920

5.25% 7/1/02                      Baa2       2,000,000                         2,048,140

5.25% 7/1/03                      Baa2       2,000,000                         2,050,380

Massachusetts Hsg. Fin. Auth.
Hsg. Rev.:

(Single Family):

Series 10, 7.7% 12/1/17           Aa         565,000                           583,939

Series 40:

6.6% 12/1/24 (c)                  Aa         19,550,000                        20,934,531

6.65% 12/1/27 (c)                 Aa         7,000,000                         7,494,760

Rfdg.:

(Single Family) Series 53,        Aaa        1,730,000                         1,781,398
5.2% 12/1/21 (MBIA Insured)
(c)

Series A, 6% 12/1/13 (MBIA        Aaa        5,525,000                         5,916,225
Insured)

Series 29, 6.75% 6/1/26 (c)       Aa         2,700,000                         2,897,856

Massachusetts Hwy. Grant
Anticipation Notes:

Series A:

5.25% 6/15/09                     Aa3        8,490,000                         9,207,065

5.25% 6/15/12                     Aa3        3,000,000                         3,203,010

5.5% 6/15/14                      Aa3        3,000,000                         3,215,070

Series B:

5.125% 12/15/11                   Aa3        10,030,000                        10,577,538

5.125% 12/15/12                   Aa3        5,480,000                         5,745,451

Massachusetts Ind. Fin. Agcy.
Museum Rev. Rfdg. (Museum of
Fine Arts Boston):

5% 1/1/01 (MBIA Insured)          Aaa        2,800,000                         2,882,124

5.125% 1/1/04 (MBIA Insured)      Aaa        1,150,000                         1,218,851

5.375% 1/1/05 (MBIA Insured)      Aaa        3,475,000                         3,757,865

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.     Baa1      $ 9,900,000                       $ 10,279,863
Poll. Cont. Rev. Rfdg.
(Boston Edison Co. Proj.)
Series A, 5.75% 2/1/14

Massachusetts Ind. Fin. Agcy.     BBB        3,570,000                         3,618,873
Resource Recovery Rev. Rfdg.
(Ogden Haverhill Proj.)
Series A, 4.8% 12/1/04

Massachusetts Ind. Fin. Agcy.
Rev.:

(Atlanticare Med. Ctr.):

Series A, 10.125% 11/1/14         -          1,900,000                         2,011,986

Series B, 10.125% 11/1/14         -          7,600,000                         8,047,944

(Babson College) Series A:

5.6% 10/1/06 (MBIA Insured)       Aaa        515,000                           572,186

5.7% 11/1/07 (MBIA Insured)       Aaa        545,000                           606,705

(Cap. Appreciation)
(Massachusetts Biomedical):

Series A 1, 0% 8/1/02             A1         3,650,000                         3,186,961

Series A 2:

0% 8/1/03                         A1         1,000,000                         839,390

0% 8/1/05                         A1         24,600,000                        18,965,860

0% 8/1/07                         A+         25,000,000                        17,605,250

0% 8/1/08                         A+         15,000,000                        10,099,500

(College of the Holy Cross)       Aaa        4,000,000                         3,978,000
5% 9/1/23  (MBIA Insured)

(Concord Academy) 6.9% 9/1/21     Aaa        1,370,000                         1,490,026
(FSA Insured) (Pre-Refunded
to 9/1/01 @ 102) (d)

(Groton School) Series A, 5%      Aa2        5,000,000                         4,997,750
3/1/28

(Leominster Hosp.) Series A,      -          1,700,000                         1,744,931
8.375% 8/1/99 (Escrowed to
Maturity) (d)

(Tufts Univ.) Series H, 4.75%     Aaa        10,000,000                        9,636,200
2/15/28 (MBIA Insured)

(Whitehead Institute              Aa1        14,600,000                        14,549,046
Biomedical Research) 5.125%
7/1/26

Rfdg.:

(Lesley College Proj.) Series     AAA        2,525,000                         2,826,914
A, 6.3% 7/1/15 (Connie Lee
Insured)

(Milton Academy) Series B,        Aaa        2,500,000                         2,535,650
5.25% 9/1/19 (MBIA Insured)

(Springfield College):

5.25% 9/15/03                     Baa1       755,000                           786,657

5.25% 9/15/04                     Baa1       885,000                           921,816

5.35% 9/15/05                     Baa1       930,000                           970,883

5.625% 9/15/10                    Baa1       1,000,000                         1,029,560

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.: - continued

Rfdg: - continued

(Worcester Polytechnic
Institute):

5.75% 9/1/05 (MBIA Insured)       Aaa       $ 1,340,000                       $ 1,489,102

5.75% 9/1/06 (MBIA Insured)       Aaa        1,415,000                         1,588,437

5.75% 9/1/07 (MBIA Insured)       Aaa        1,500,000                         1,687,095

5.75% 9/1/08 (MBIA Insured)       Aaa        1,585,000                         1,796,471

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.:

Rfdg.:

Series A:

5.1% 7/1/08 (AMBAC Insured)       Aaa        1,000,000                         1,080,200

6% 7/1/18 (MBIA Insured)          Aaa        10,000,000                        10,562,800

6.75% 7/1/08                      Baa2       3,000,000                         3,254,700

Series B:

6.5% 7/1/02 (MBIA Insured)        Aaa        2,000,000                         2,184,540

6.625% 7/1/04                     Baa2       4,675,000                         5,118,985

6.75% 7/1/08                      Baa2       6,000,000                         6,509,400

Series C, 6.6% 7/1/05             Baa2       2,075,000                         2,260,028

Series B, 6.75% 7/1/17            Baa2       9,050,000                         9,705,311

Series C, 6.625% 7/1/18 (MBIA     Aaa        10,000,000                        10,949,700
Insured)

Series D:

6% 7/1/06                         Baa2       1,000,000                         1,070,330

6% 7/1/11 (MBIA Insured)          Aaa        2,000,000                         2,169,260

Series E:

6% 7/1/06                         Baa2       1,640,000                         1,755,341

6% 7/1/11 (MBIA Insured)          Aaa        2,000,000                         2,169,260

Massachusetts Port Auth. Rev.:

(Spl. Facilities-US Air           Aaa        2,030,000                         2,208,782
Proj.) Series A, 5.5% 9/1/10
(MBIA Insured) (c)

Rfdg. Series A:

5% 7/1/13                         Aa3        5,000,000                         5,117,450

5% 7/1/23                         Aa3        9,560,000                         9,467,746

5.5% 7/1/09                       Aa3        3,160,000                         3,369,729

5.5% 7/1/17                       Aa3        2,105,000                         2,222,985

Series A:

6% 7/1/03                         Aa3        1,000,000                         1,092,810

6% 7/1/04                         Aa3        1,390,000                         1,537,229

5.625% 7/1/12 (Escrowed to        Aaa        1,900,000                         2,070,525
Maturity) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Spl. Oblig. Rev.:

(Hwy. Impt. Ln.) Series A, 6%     Aa3       $ 17,695,000                      $ 19,043,359
6/1/13 (AMBAC Insured)
(Pre-Refunded to 6/1/02 @
100) (d)

Rfdg. (Consolidated Ln.)          Aa3        2,000,000                         2,232,440
Series A, 5.5% 6/1/12

Series A:

5.2% 6/1/07 (AMBAC Insured)       Aaa        6,950,000                         7,522,750

5.8% 6/1/14 (Pre-Refunded to      Aa3        4,185,000                         4,629,949
6/1/04  @ 101) (d)

Massachusetts Tpk. Auth.
Metro Hwy. Sys. Rev. Series A:

5% 1/1/27 (MBIA Insured)          Aaa        8,000,000                         7,953,840

5% 1/1/37 (MBIA Insured)          Aaa        18,500,000                        18,167,000

5.125% 1/1/23 (MBIA Insured)      Aaa        15,700,000                        15,794,985

Massachusetts Tpk. Auth.          Aaa        27,510,000                        27,713,024
Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)

Massachusetts Wtr. Poll.
Abatement Rev.:

(MWRA Ln. Prog.) Series A:

5.45% 2/1/13                      Aa1        2,100,000                         2,231,187

6% 8/1/02                         Aa1        3,255,000                         3,509,346

6% 8/1/03                         Aa1        3,450,000                         3,778,958

6% 8/1/04                         Aa1        3,670,000                         4,071,975

6% 8/1/05                         Aa1        1,500,000                         1,681,875

(Pooled Ln. Prog.):

Series 1:

5.3% 2/1/05                       Aaa        1,000,000                         1,079,240

5.45% 2/1/07                      Aaa        2,000,000                         2,157,800

Series 3:

5.4% 2/1/10                       Aaa        1,700,000                         1,853,442

5.5% 2/1/13                       Aaa        6,715,000                         7,275,703

6% 2/1/06                         Aaa        3,000,000                         3,398,280

6% 2/1/07                         Aaa        4,795,000                         5,474,883

Series 4:

5.125% 8/1/11                     Aaa        3,245,000                         3,456,671

5.125% 8/1/14                     Aaa        2,205,000                         2,290,289

Massachusetts Wtr. Resources
Auth.:

Rfdg.:

Series B:

5% 3/1/22                         A1         13,000,000                        12,756,120

5.5% 8/1/15 (FSA Insured)         Aaa        2,750,000                         3,017,080

5.5% 8/1/16 (FSA Insured)         Aaa        1,425,000                         1,565,334

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Wtr. Resources
Auth.: - continued

Rfdg.: - continued

Series B:

5.875% 11/1/04                    A1        $ 1,975,000                       $ 2,152,414

6% 11/1/08                        A1         4,500,000                         4,912,110

6.25% 11/1/10                     A1         4,930,000                         5,425,859

Series C:

4.75% 12/1/23                     A1         13,000,000                        12,276,290

6% 12/1/11                        A1         2,000,000                         2,340,720

Series D, 5% 8/1/24 (MBIA         Aaa        4,500,000                         4,475,070
Insured)

Series A:

5.8% 8/1/11 (MBIA Insured)        Aaa        2,740,000                         3,057,319
(Pre-Refunded to 8/1/04 @
101.5) (d)

6% 8/1/20 (MBIA Insured)          Aaa        13,500,000                        15,196,545
(Pre-Refunded to 8/1/04 @
101.5) (d)

6% 8/1/24 (MBIA Insured)          Aaa        2,115,000                         2,380,792
(Pre-Refunded to 8/1/04 @
101.5) (d)

6.5% 7/15/07                      A1         6,000,000                         7,035,420

6.5% 7/15/09                      A1         4,750,000                         5,664,803

6.5% 7/15/19                      A1         16,960,000                        20,270,592

Mendon Upton Reg'l. School
District:

5% 6/1/08 (FGIC Insured)          Aaa        1,215,000                         1,308,215

5.125% 6/1/09 (FGIC Insured)      Aaa        1,285,000                         1,382,095

5.125% 6/1/10 (FGIC Insured)      Aaa        1,355,000                         1,456,205

5.25% 6/1/11 (FGIC Insured)       Aaa        1,435,000                         1,544,605

Methuen Gen. Oblig.:

5% 11/1/16 (FGIC Insured)         Aaa        2,500,000                         2,529,900

5.25% 11/1/07 (FGIC Insured)      Aaa        1,355,000                         1,483,454

5.25% 11/1/08 (FGIC Insured)      Aaa        1,415,000                         1,551,491

5.25% 11/1/09 (FGIC Insured)      Aaa        1,480,000                         1,604,483

5.25% 11/1/10 (FGIC Insured)      Aaa        1,550,000                         1,675,628

Nantucket Gen. Oblig. Rfdg.:

5% 7/15/17 (MBIA Insured)         Aaa        5,000,000                         5,038,200

5.375% 7/15/11 (MBIA Insured)     Aaa        3,005,000                         3,246,782

5.5% 7/15/08 (MBIA Insured)       Aaa        2,750,000                         3,057,395

5.5% 7/15/09 (MBIA Insured)       Aaa        2,915,000                         3,205,596

Nantucket Island Land Bank        A1         6,175,000                         6,834,490
Rfdg. Series E, 7.25% 7/1/19
(Pre-Refunded to 7/1/01  @
102) (d)

New England Ed. Ln. Marketing     A3         6,740,000                         7,131,190
Corp. Rfdg. (Student Ln.)
Series A, 5.7% 7/1/05 (c)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

New England Ed. Ln. Marketing     Aaa       $ 32,000,000                      $ 33,793,588
Corp. Massachusetts Student
Ln. Rev. Series A, 5.8%
3/1/02

North Attleborough Gen.           Aaa        1,000,000                         1,041,300
Oblig. Rfdg. 5.25% 11/1/13
(AMBAC Insured)

Pentucket Reg'l. School
District:

5.1% 2/15/11 (MBIA Insured)       Aaa        530,000                           554,502

5.1% 2/15/12 (MBIA Insured)       Aaa        220,000                           228,142

5.1% 2/15/13 (MBIA Insured)       Aaa        575,000                           591,727

5.1% 2/15/14 (MBIA Insured)       Aaa        525,000                           537,101

Plymouth County Gen. Oblig.       A          10,995,000                        12,150,355
Ctfs. of Prtn.  Series A, 7%
4/1/22

Quincy Gen. Oblig. Rev.:

(Quincy Hosp.) 5.3% 1/15/11       Aaa        11,400,000                        11,822,940
(FSA Insured)

Rfdg. (Quincy Hosp.) 5.25%        Aaa        2,000,000                         2,048,920
1/15/16  (FSA Insured)

South Essex Swr. District:

Rfdg. Series A:

5.25% 6/15/24 (MBIA Insured)      Aaa        2,810,000                         2,858,332

6% 6/15/03 (MBIA Insured)         Aaa        2,390,000                         2,610,693

6% 6/15/04 (MBIA Insured)         Aaa        2,375,000                         2,624,636

6% 6/15/05 (MBIA Insured)         Aaa        1,175,000                         1,319,137

6% 6/15/06 (MBIA Insured)         Aaa        2,305,000                         2,618,826

Series B, 7% 6/1/24 (MBIA         Aaa        1,000,000                         1,177,300
Insured) (Pre-Refunded to
6/1/04 @ 102) (d)

Southern Berkshire Reg'l.         Aaa        4,000,000                         4,498,160
School District 7% 4/15/11
(MBIA Insured)

Taunton Ind. Dev. Fin. Auth.      A1         2,400,000                         2,427,432
Ind. Dev. Rev. Rfdg. (Pepsi
Cola Metro. Bottle Proj.)
5.65% 8/1/12

Westfield Gen. Oblig. (Muni.
Purp. Ln.):

5% 9/1/10 (FSA Insured)           Aaa        745,000                           777,557

5% 9/1/12 (FSA Insured)           Aaa        745,000                           768,907

5% 9/1/13 (FSA Insured)           Aaa        750,000                           768,465

Winchendon School Proj. Ln.       Aaa        1,275,000                         1,389,227
6.05% 3/15/12 (AMBAC Insured)

Woods Hole Marthas Vineyard &     Aa3        1,100,000                         1,156,892
Nantucket Steamship Rfdg.
Series A, 5.125% 3/1/11

Worcester Gen. Oblig. Rfdg.       Aaa        3,430,000                         3,680,527
(Muni. Purp.)  Series G,
5.5% 7/1/03 (MBIA Insured)

                                                                               1,329,419,181

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

PUERTO RICO - 2.3%

Puerto Rico Commonwealth Gen.     Aaa       $ 10,000,000                      $ 9,530,900
Oblig. Rfdg. (Pub. Impt.) 3%
7/1/06 (MBIA Insured)

Puerto Rico Commonwealth Hwy.     Baa1       2,000,000                         1,977,000
& Trans. Auth. Trans. Rev.
Series A, 5% 7/1/38

Puerto Rico Elec. Pwr. Auth.
Pwr. Rev.:

Rfdg.:

Series W, 6.5% 7/1/05 (MBIA       Aaa        9,000,000                         10,403,820
Insured)

Series Y, 6.5% 7/1/06 (MBIA       Aaa        4,000,000                         4,709,360
Insured)

Series AA, 5.375% 7/1/14          Aaa        3,500,000                         3,736,460
(MBIA Insured)

Puerto Rico Ind. Med. &           Aa3        1,500,000                         1,643,580
Envir. Poll. Cont.
Facilities Fing. Auth. Rev.
(Motorola, Inc. Proj.)
Series A, 6.75% 1/1/14

                                                                               32,001,120

TOTAL MUNICIPAL BONDS                                                          1,361,420,301
(Cost $1,268,042,877)


MUNICIPAL NOTES - 1.8%



MASSACHUSETTS - 1.8%

Massachusetts Health & Edl.
Facilities Auth. Rev.  (Cap.
Asset Prog.):

Series B, 3.1% (MBIA Insured)                 1,600,000                        1,600,000
(BPA CS First Boston, Inc.),
VRDN (b)

Series C, 3.1% (MBIA Insured)                 1,850,000                        1,850,000
(BPA CS First Boston, Inc.),
VRDN (b)

Series D, 3.2% (MBIA Insured)                 18,100,000                       18,100,000
(BPA CS First Boston, Inc.),
VRDN (b)

Series E, 3.15%, LOC First                    4,000,000                        4,000,000
Nat'l. Bank of Chicago, VRDN
(b)

TOTAL MUNICIPAL NOTES                                                          25,550,000
(Cost $25,550,000)

TOTAL INVESTMENT IN                                                          $ 1,386,970,301
SECURITIES - 100%
(Cost $1,293,592,877)

SECURITY TYPE ABBREVIATIONS
INFL - INVERSE FLOATING RATE SECURITY

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        81.1%  AAA, AA, A    76.3%

Baa               6.2%   BBB           4.2%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 2.7%.

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         24.6%

Health Care                 18.9

Education                   11.5

Water & Sewer               11.0

Escrowed/Pre-Refunded       8.0

Transportation              7.0

Electric Utilities          6.6

Others (individually less   12.4
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,293,592,877. Net unrealized appreciation aggregated $93,377,424, of which $93,471,626 related to appreciated investment securities and $94,202 related to depreciated investment securities.

The fund hereby designates approximately $3,780,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During fiscal year ended 1999, 100% of the fund's income dividends were free from federal income tax, and 4.20% of the fund's income dividends were subject to the federal alternative minimum tax.

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          JANUARY 31, 1999

ASSETS

Investment in securities, at                $ 1,386,970,301
value (cost $1,293,592,877)
- See accompanying schedule

Receivable for fund shares                   1,068,728
sold

Interest receivable                          16,496,845

 TOTAL ASSETS                                1,404,535,874

LIABILITIES

Payable to custodian bank       $ 43,600

Payable for investments          6,150,200
purchased

Payable for fund shares          1,420,919
redeemed

Distributions payable            1,596,768

Accrued management fee           437,138

Other payables and accrued       153,069
expenses

 TOTAL LIABILITIES                           9,801,694

NET ASSETS                                  $ 1,394,734,180

Net Assets consist of:

Paid in capital                             $ 1,307,251,924

Accumulated undistributed net                (5,895,168)
realized gain (loss) on
investments

Net unrealized appreciation                  93,377,424
(depreciation) on investments

NET ASSETS, for 115,850,460                 $ 1,394,734,180
shares outstanding

NET ASSET VALUE, offering                    $12.04
price and redemption price
per share ($1,394,734,180
(divided by) 115,850,460
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED JANUARY 31, 1999

INTEREST INCOME                             $ 68,928,820

EXPENSES

Management fee                 $ 4,986,933

Transfer agent fees             1,134,774

Accounting fees and expenses    374,891

Non-interested trustees'        3,531
compensation

Custodian fees and expenses     69,907

Registration fees               17,857

Audit                           33,732

Legal                           14,019

Miscellaneous                   4,038

 Total expenses before          6,639,682
reductions

 Expense reductions             (37,200)     6,602,482

NET INTEREST INCOME                          62,326,338

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          6,106,791

 Futures contracts              441,027      6,547,818

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          6,016,058

 Futures contracts              (239,226)    5,776,832

NET GAIN (LOSS)                              12,324,650

NET INCREASE (DECREASE) IN                  $ 74,650,988
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                $ 11,133
credits

 Transfer agent credits                      26,067

                                            $ 37,200


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED JANUARY 31, 1999  YEAR ENDED JANUARY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 62,326,338                 $ 58,773,475

 Net realized gain (loss)         6,547,818                    4,405,274

 Change in net unrealized         5,776,832                    49,081,264
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       74,650,988                   112,260,013
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (62,326,338)                 (58,773,475)
From net interest income

 From net realized gain           (3,424,113)                  (203,660)

 TOTAL DISTRIBUTIONS              (65,750,451)                 (58,977,135)

Share transactions Net            411,256,684                  261,113,021
proceeds from sales of shares

 Reinvestment of distributions    49,879,270                   45,288,591

 Cost of shares redeemed          (307,453,574)                (255,383,961)

 NET INCREASE (DECREASE) IN       153,682,380                  51,017,651
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       162,582,917                  104,300,529
IN NET ASSETS

NET ASSETS

 Beginning of period              1,232,151,263                1,127,850,734

 End of period                   $ 1,394,734,180              $ 1,232,151,263

OTHER INFORMATION
Shares

 Sold                             34,483,365                   22,418,980

 Issued in reinvestment of        4,178,914                    3,892,109
distributions

 Redeemed                         (25,779,793)                 (22,025,592)

 Net increase (decrease)          12,882,486                   4,285,497



FINANCIAL HIGHLIGHTS
                               YEARS ENDED JANUARY 31,

                               1999                     1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 11.970                 $ 11.430     $ 11.700     $ 10.800     $ 12.210
of period

Income from Investment          .571                     .593         .605         .652         .700
Operations Net interest
income

 Net realized and unrealized    .100                     .542         (.266)       .902         (1.180)
 gain (loss)

 Total from investment          .671                     1.135        .339         1.554        (.480)
operations

Less Distributions

 From net interest income       (.571)                   (.593)       (.605)       (.654)       (.700)

 From net realized gain         (.030)                   (.002)       (.004)       -            (.230)

 Total distributions            (.601)                   (.595)       (.609)       (.654)       (.930)

Net asset value,  end of       $ 12.040                 $ 11.970     $ 11.430     $ 11.700     $ 10.800
period

TOTAL RETURN A                  5.76%                    10.21%       3.06%        14.76%       (3.79)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,394,734              $ 1,232,151  $ 1,127,851  $ 1,170,207  $ 1,036,181
(000 omitted)

Ratio of expenses to average    .51%                     .53%         .56%         .55%         .54%
net assets

Ratio of expenses to average    .51%                     .53%         .56%         .54% B       .54%
net assets after expense
reductions

Ratio of net interest income    4.80%                    5.10%        5.29%        5.80%        6.29%
to average net assets

Portfolio turnover rate         12%                      21%          44%          33%          22%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MA MUNICIPAL MONEY         3.00%        15.85%        25.81%
MARKET

Massachusetts Tax-Free             2.79%        15.19%        n/a
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 11 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MA MUNICIPAL MONEY         3.00%        2.99%         2.94%
MARKET

Massachusetts Tax-Free             2.79%        2.88%         n/a
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               2/1/99  11/2/98  8/3/98  4/27/98  2/2/98



Spartan Massachusetts          2.49%   2.77%    3.14%   3.46%    3.04%
Municipal Money  Market Fund



Massachusetts  Tax-Free Money  2.24%   2.57%    2.89%   3.33%    2.87%
Market  Funds Average



Spartan Massachusetts          4.12%   4.60%    5.22%   5.75%    5.05%
Municipal Money Market Fund
- Tax-equivalent



Portion of fund's income       7.31%   0.00%    0.00%   0.00%    0.00%
subject to state taxes


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 39.81% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because
it ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Spartan
Massachusetts Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?

A. For the first few months of the period, market observers expected the Federal Reserve Board to raise the rate banks charge each other for overnight loans - the fed funds rate - in order to slow the economy and head off inflation. Although inflation had been generally non-existent, very low unemployment and sustained economic growth pointed to the potential for the build-up of inflationary pressures. Nevertheless, international problems helped dampen U.S. economic growth enough that the Fed left rates unchanged through the second quarter of 1998. However, problems in global markets intensified in August, making the market much more volatile. Russia defaulted on some of its outstanding debt and the value of its currency plummeted, sparking concerns that currency devaluations would take place in other emerging markets. Global stock markets went into a freefall, and investors flocked to U.S. Treasuries in pursuit of a safe haven. Further problems arose in early fall when rumors of the potential collapse of certain hedge funds hit the market. Market sentiment quickly swung to an anticipation of a Fed rate cut that would help sustain economic growth and maintain liquidity in the markets. The board followed through with three cuts from the end of September through November, lowering the fed funds rate from 5.50% to 4.75%. These moves helped bring stability back to world markets.

Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND WHILE THIS TRANSPIRED?

A. Throughout the period, I opportunistically purchased fixed-rate notes when I felt they offered attractive yields given the outlook for interest rates. Earlier on, that meant buying one-year notes that I felt fairly compensated the fund for what looked like an eventual increase in interest rates. Later, after the turmoil hit the market, I purchased securities that I felt were appealing in a falling interest-rate environment. The fund started the period with an average maturity of 52 days. In the spring and summer, I locked in relatively high fixed rates that resulted from a surge of new note issuance, extending the fund's average maturity to about 70 days in July. At that point, the fund was positioned 10 to 12 days longer in maturity than most of its competitors. That positioning worked out well, as rates began to fall in August. Since that time, I have managed the fund more defensively given the uncertainty in the interest-rate environment. The fund's maturity - which ended the period at 43 days - is now similar to the average of its competitors, reflecting a neutral, flexible positioning. In addition, I turned some of my focus
- within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the Massachusetts market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in lower-yielding tax-exempt Massachusetts securities.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on January 31, 1999, was 2.51%, compared to 3.01% 12 months ago. The more recent seven-day yield was the equivalent of a 4.15% taxable rate of return for Massachusetts investors in the 39.81% combined state and federal income tax bracket, and reflects that a portion of the fund's income was subject to state taxes. Through January 31, 1999, the fund's 12-month total return was 3.00%, compared to 2.79% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. At the end of the period, the Fed appeared content with its interest-rate stance, adopting a "wait and see" attitude in order to determine what effect its moves will have on the economy. The Fed probably won't need to lower rates further as long as no new significant global financial crisis erupts. However, I do think the Fed is becoming wary as the economy continues to thrive and the possibility of inflationary pressures persist. Many economists expect the Fed to switch gears in the near future and raise rates in response to economic strength, but I'm not ready to jump on that bandwagon yet. Rather, I expect rates will remain unchanged for at least six months unless we see compelling economic news consistently pointing to the need for the Fed to slow the economy. By the summer, the Fed may have enough ammunition to raise interest rates if the economy continues on the same path.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Massachusetts
residents, while maintaining
a stable $1.00 share price

FUND NUMBER: 426

TRADING SYMBOL: FMSXX

START DATE: March 4, 1991

SIZE: as of January 31,
1999, more than $905
million

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1989

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S ASSETS 1/31/99  % OF FUND'S ASSETS 7/31/98  % OF FUND'S ASSETS 1/31/98

  0 - 30                        70                          57                          68

 31 - 90                        17                          21                          14

 91 - 180                       6                           8                           8

181 - 397                       7                           14                          10

WEIGHTED AVERAGE MATURITY

                               1/31/99                     7/31/98                     1/31/98

Spartan Massachusetts          43 DAYS                     65 Days                     54 Days
Municipal Money Market Fund

Massachusetts Tax-Free Money   45 DAYS                     59 Days                     50 Days
Market Funds Average *

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)


AS OF JANUARY 31, 1999

Variable rate demand
notes (VRDNs) 50%
Commercial paper
(including CP mode) 19%
Tender bonds 1%
Municipal notes 23%
Municipal money
market funds 7%
Other 0%
Row: 1, Col: 1, Value: 49.5
Row: 1, Col: 2, Value: 19.0
Row: 1, Col: 3, Value: 1.6
Row: 1, Col: 4, Value: 23.0
Row: 1, Col: 5, Value: 7.0
Row: 1, Col: 6, Value: 0.0

AS OF JULY 31, 1998

Variable rate demand
notes (VRDNs) 48%
Commercial paper
(including CP mode) 19%
Tender bonds 4%
Municipal notes 28%
Municipal money
market funds 0%
Other 1%
Row: 1, Col: 1, Value: 47.5
Row: 1, Col: 2, Value: 19.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 28.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 1.5

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - 90.9%

Agawam Gen. Oblig. BAN:

3.25% 9/10/99 (f)                $ 3,450,000                      $ 3,456,417

4% 2/5/99                         3,730,000                        3,730,142

Barnstable Gen. Oblig. BAN        16,000,000                       16,002,416
3.1% 3/24/99

Boston Gen. Oblig. Bonds          3,110,000                        3,118,606
Series C, 3.25% 11/1/99

Boston Ind. Dev. Rev. (New        600,000                          600,000
Boston Seafood Ctr.) Series
1997, 2.7%, LOC BankBoston
NA, VRDN (a)(d)

Boston Wtr. & Swr. Commission     5,100,000                        5,100,000
Rev. Participating VRDN
Series SG 75, 2.77%
(Liquidity Facility Societe
Generale, France) (a)(e)

Brockton Area Transit Auth.       2,900,000                        2,904,539
RAN 4% 8/6/99

Brookline Gen. Oblig. BAN 4%      9,600,000                        9,608,702
6/4/99

Carlisle Gen. Oblig. BAN 3.9%     1,827,500                        1,831,483
8/27/99

Clipper Tax Exempt Trust          13,798,187                       13,798,187
Participating VRDN Series 93
2, 2.99% (Liquidity Facility
State Street Bank & Trust
Co.) (a)(e)

Everett Gen. Oblig. BAN 4%        2,000,000                        2,000,952
3/18/99 (Liquidity Facility
Fleet Nat'l. Bank)

Hamilton Wenham Reg'l. School
District BAN:

4% 5/7/99                         5,881,000                        5,885,118

4% 5/21/99                        3,200,000                        3,201,930

Holliston Gen. Oblig. BAN:

3.75% 9/23/99                     3,800,000                        3,807,771

3.75% 10/15/99                    3,272,000                        3,283,543

Hudson Gen. Oblig. BAN 4%         2,800,000                        2,802,852
6/24/99

Ipswich Gen. Oblig. BAN 4%        12,700,000                       12,713,676
6/1/99

Mansfield Gen. Oblig. BAN         2,200,000                        2,203,827
3.25% 10/28/99

Marlborough Gen. Oblig. BAN       5,315,400                        5,322,677
4% 6/25/99

Massachusetts Bay Trans. Auth.:

Bonds Series 1984 A, 3.5%,        1,900,000                        1,900,608
tender 3/1/99, LOC  State
Street Bank & Trust Co.

Participating VRDN:

Series PT 1122, 2.77%             1,700,000                        1,700,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series ROC 26, 2.92%              12,000,000                       12,000,000
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

Series SG 25, 2.77%               8,385,000                        8,385,000
(Liquidity Facility Societe
Generale, France) (a)(e)

RAN:

Series 1998 A, 4.25% 2/26/99      29,000,000                       29,014,473

Series 1998 B, 4.25% 9/3/99       8,000,000                        8,041,745

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Gen. Oblig.:

Bonds 3.25%, tender 3/1/99       $ 5,300,000                      $ 5,300,000
(Liquidity Facility
Citibank, New York NA) (e)(g)

Participating VRDN:

Series FR/RI A20, 2.9%            4,475,000                        4,475,000
(Liquidity Facility Nat'l.
Westminster Bank PLC) (a)(e)

Series MS 9, 2.87% (Liquidity     5,520,000                        5,520,000
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series PA 160, 2.77%              2,080,000                        2,080,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PA 164, 2.77%              7,260,000                        7,260,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 1024, 2.77%             4,395,000                        4,395,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series ROC 43, 2.92%              17,700,000                       17,700,000
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

Series SG 47, 2.77%               4,200,000                        4,200,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Rfdg.:

Participating VRDN:

Series 35, 2.87% (Liquidity       8,600,000                        8,600,000
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series PA 363, 2.77%              4,920,000                        4,920,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series 1998 B, 2.6%, VRDN (a)     12,800,000                       12,800,000

Series 1998 A, 2.6%, VRDN (a)     49,360,000                       49,359,997

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(Cap. Asset Prog.) Series E,      5,800,000                        5,800,000
3.15%, LOC First Nat'l.
Bank of Chicago, VRDN (a)

(Partners Healthcare Sys.         6,700,000                        6,700,000
Cap. Asset Prog.) Series P
1, 2.65% (FSA Insured), VRDN
(a)

Bonds:

(Harvard Univ.): 2.9% 4/9/99,     6,650,000                        6,650,000
CP mode

3.3% 3/1/99, CP mode              4,000,000                        4,000,000

Participating VRDN:

Series 1997 Y, 2.85%              4,435,000                        4,435,000
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(e)

Series SG 27, 2.77%               3,935,000                        3,935,000
(Liquidity Facility Societe
Generale, France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Hsg. Fin. Agcy.:

(Hbr. Point Apt.) Series 1995    $ 24,855,000                     $ 24,855,000
A, 2.6% (Govt. Nat'l. Mtg.
Assoc. Guaranteed) (BPA
Republic Nat'l. Bank, New
York), VRDN (a)

Participating VRDN Series PA      1,000,000                        1,000,000
132, 2.82% (Liquidity
Facility Merrill Lynch &
Co.) (a)(d)(e)

Rfdg. (Multi-family Hsg.          1,000,000                        1,000,000
Proj.) Series 1995 A, 2.6%
(Fannie Mae Guaranteed),
VRDN (a)

Massachusetts Hsg. Fin. Auth.
Hsg. Rev. Participating VRDN:

Series 1998 B, 2.82%              4,955,000                        4,955,000
(Liquidity Facility Caisse
des Depots  et
Consignations) (a)(d)(e)

Series PA 370, 2.82%              2,400,000                        2,400,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 212, 2.82%              3,730,000                        3,730,000
(Liquidity Facility
Bayerische Landesbank
Girozentrale) (a)(d)(e)

Series PT 33, 2.82%               1,430,000                        1,430,000
(Liquidity Facility Banque
Nationale  de Paris)
(a)(d)(e)

Series PT 42, 2.77%               1,465,000                        1,465,000
(Liquidity Facility
Commerzbank AG) (a)(e)

Massachusetts Hsg. Fin. Proj.     3,500,000                        3,500,000
Participating VRDN Series PT
250, 2.77% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(e)

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.:

(346 Univ. LLC) Series 1996,      1,300,000                        1,300,000
2.95%, LOC BankBoston NA,
VRDN (a)(d)

(Abbott Box Co.) Series 1997,     2,425,000                        2,425,000
2.95%, LOC Fleet Nat'l.
Bank, VRDN (a)(d)

(Barbour Corp.) Series 1998,      2,515,000                        2,515,000
2.95%, LOC Fleet Nat'l.
Bank, VRDN (a)(d)

(Barker Steel Co.) Series         800,000                          800,000
1995, 2.75%, LOC State
Street Bank & Trust Co.,
VRDN (a)(d)

(BBB Esq. LLC) Series 1996,       800,000                          800,000
2.95%, LOC BankBoston NA,
VRDN (a)(d)

(Brady Enterprises) Series        1,550,000                        1,550,000
1996, 2.95%, LOC Fleet
Nat'l. Bank, VRDN (a)(d)

(Canton/Cedar Realty LLC)         1,400,000                        1,400,000
Series 1997, 2.95%, LOC
Fleet Nat'l. Bank, VRDN
(a)(d)

(Carand Realty Trust) Series      1,000,000                        1,000,000
1997, 2.75%, LOC State
Street Bank & Trust Co.,
VRDN (a)(d)

(Decas Cranberry Proj.)           2,900,000                        2,900,000
Series 1997, 2.95%, LOC
Fleet Nat'l. Bank, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.: - continued

(Dover Instrument Corp.)         $ 1,800,000                      $ 1,800,000
Series 1997, 2.95%, LOC
Fleet Nat'l. Bank, VRDN
(a)(d)

(Hazen Paper) Series 1996,        800,000                          800,000
2.95%, LOC BankBoston NA,
VRDN (a)(d)

(Heat Fab, Inc.) Series 1996,     1,595,000                        1,595,000
2.95%, LOC BankBoston NA,
VRDN (a)(d)

(Lightlife Foods, Inc.)           2,650,000                        2,650,000
Series 1997, 2.95%, LOC
Fleet Nat'l. Bank, VRDN
(a)(d)

(Nutramax Products):

Series 1996 A, 2.75%, LOC         900,000                          900,000
BankBoston NA, VRDN (a)(d)

Series 1996 B, 2.75%, LOC         2,700,000                        2,700,000
BankBoston NA, VRDN (a)(d)

(Parker-Hannifin Corp. Proj.)     1,800,000                        1,800,000
Series 1997, 2.85%, LOC
Wachovia Bank NA, VRDN (a)(d)

(Riverdale Mills Corp.)           1,900,000                        1,900,000
Series 1995, 2.95%, LOC
BankBoston NA, VRDN (a)(d)

(S N Bedding Co.) Series 1998     5,000,000                        5,000,000
A, 2.95%, LOC BankBoston NA,
VRDN (a)(d)

(Sencorp Systems, Inc. Proj.)     2,400,000                        2,400,000
Series 1998 A, 2.95%,  LOC
BankBoston NA, VRDN (a)(d)

(United Plastics) Series          2,000,000                        2,000,000
1997, 2.95%, LOC Fleet
Nat'l. Bank, VRDN (a)(d)

Massachusetts Ind. Fin. Agcy.     1,900,000                        1,900,000
Health Care Facilities Auth.
(Jewish Geriatric Svs.)
2.75%, LOC BankBoston NA,
VRDN (a)

Massachusetts Ind. Fin. Agcy.
Poll. Cont. Rev. Rfdg.

Bonds (New England Pwr. Co.
Proj.):

Series 1992, 2.85% 4/6/99, CP     4,300,000                        4,300,000
mode

Series 1992, 3.05% 2/12/99,       27,650,000                       27,650,000
CP mode

Series 1993 A, 2.85% 4/6/99,      1,500,000                        1,500,000
CP mode

Series 1993 A, 3.05% 2/11/99,     12,700,000                       12,700,000
CP mode

Series 1993 B, 2.85% 4/6/99,      7,550,000                        7,550,000
CP mode

Series 1993 B, 3.05% 2/11/99,     1,000,000                        1,000,000
CP mode

Massachusetts Ind. Fin. Agcy.
Rev.:

(Assumption College) Series       2,750,000                        2,750,000
1998, 2.85%, LOC Fleet
Nat'l. Bank, VRDN (a)

(Buckingham Browne Nichols        3,000,000                        3,000,000
School) Series 1997, 2.6%,
LOC State Street Bank &
Trust Co., VRDN (a)

(Eastern Nazarene College)        1,750,000                        1,750,000
Series 1997, 2.6%, LOC State
Street Bank & Trust Co.,
VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.: - continued

(Fessenden School) Series        $ 3,000,000                      $ 3,000,000
1997, 2.85%, LOC Fleet
Nat'l. Bank, VRDN (a)

(Gordon College) Series 1997,     4,000,000                        4,000,000
2.6%, LOC State Street  Bank
& Trust Co., VRDN (a)

(Governor Dummer Academy)         3,000,000                        3,000,000
Series 1996, 2.6%, LOC
State Street Bank & Trust
Co., VRDN (a)

(Groton School) Series 1998       8,000,000                        8,000,000
B, 2.65% (Liquidity Facility
Fleet Nat'l. Bank), VRDN (a)

(JHC Assisted Living Corp.)       2,170,000                        2,170,000
Series 1998 A, 2.75%, LOC
Fleet Bank NA, VRDN (a)

(Lower Mills Associates II        953,000                          953,000
LP) Series 1995, 2.6%, LOC
BankBoston NA, VRDN (a)

(Mary Ann Morse Nursing Home):

Series 1994 A, 3.8%, LOC          3,200,000                        3,200,000
ABN-AMRO Bank NV, VRDN (a)

Series 1994 B, 2.65%, LOC         4,600,000                        4,600,000
ABN-AMRO Bank NV, VRDN (a)

(Mount Ida College) Series        1,800,000                        1,800,000
1997, 2.6%, LOC Credit
Local de France, VRDN (a)

(Society for the Prevention       3,000,000                        3,000,000
of Cruelty to Animals)
Series 1997, 2.6%, LOC Fleet
Nat'l. Bank, VRDN (a)

(Southern New England School      1,500,000                        1,500,000
of Law) 2.85%, LOC Fleet
Nat'l. Bank, VRDN (a)

(Youville Place) Series 1996,     4,500,000                        4,500,000
2.95% (AMBAC Insured)  (BPA
Fleet Nat'l. Bank), VRDN (a)

Participating VRDN:

Series SG 108, 2.77%              3,755,000                        3,755,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SG 56, 2.77%               7,025,000                        7,025,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Massachusetts Muni. Wholesale     11,100,000                       11,100,000
Elec. Co. Pwr. Supply Sys.
Rev. Series 1994 C, 2.65%
(MBIA Insured) (BPA CS First
Boston, Inc.), VRDN (a)

Massachusetts Muni. Wholesale     7,500,000                        7,500,000
Elec. Co. Series A, 2.95%
3/9/99, LOC Fleet Nat'l.
Bank, CP

Massachusetts Port Auth. Rev.
Participating VRDN:

Series PT 1065, 2.77%             7,525,000                        7,525,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 1074, 2.82%             9,805,000                        9,805,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Port Auth. Rev.
Participating VRDN: -
continued

Series SGA 64, 2.9%              $ 3,405,000                      $ 3,405,000
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

Massachusetts Port Auth.
Series 1997:

3.05% 3/11/99, LOC                2,400,000                        2,400,000
Westdeutsche Landesbank
Girozentrale, CP (d)

3.05% 3/17/99, LOC                1,000,000                        1,000,000
Westdeutsche Landesbank
Girozentrale, CP (d)

Massachusetts Single Family       2,755,000                        2,755,000
Hsg. Auth. Participating
VRDN 2.92% (Liquidity
Facility Citibank, New York
NA) (a)(d)(e)

Massachusetts Tpk. Auth.
Metro Hwy. Sys. Rev.
Participating VRDN:

Series PA 181, 2.77%              2,275,000                        2,275,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 135, 2.77%              20,780,000                       20,780,000
(Liquidity Facility Banco
Santander SA) (a)(e)

Massachusetts Tpk. Auth.          6,150,000                        6,150,000
Western Tpk. Rev.
Participating VRDN Series
1997 N, 2.9% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

Massachusetts Wtr. Poll.          5,000,000                        5,000,000
Abatement Rev. Participating
 VRDN Series PT 1131, 2.77%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Massachusetts Wtr. Resources
Auth.:

Multi-Modal Subordinated Gen.
Rev.:

Series 1997 B, 2.65% (AMBAC       7,800,000                        7,800,000
Insured), VRDN (a)

Series 1998 D, 2.65% (FGIC        5,000,000                        5,000,000
Insured), VRDN (a)

Series 1999 A, 2.55%              20,000,000                       20,000,000
(Liquidity Facility Credit
Local de France), VRDN (a)

Participating VRDN Series SG      1,000,000                        1,000,000
63, 2.77% (Liquidity
Facility Societe Generale,
France) (a)(e)

Rfdg. Participating VRDN          3,440,000                        3,440,000
Series SG 17, 2.77%
(Liquidity Facility Societe
Generale, France) (a)(e)

2.75% 4/7/99, LOC Morgan          3,800,000                        3,800,000
Guaranty Trust Co., NY, CP

2.8% 4/7/99, LOC Morgan           7,700,000                        7,700,000
Guaranty Trust Co., NY, CP

2.85% 4/8/99, LOC Morgan          11,300,000                       11,300,000
Guaranty Trust Co., NY, CP

2.85% 4/12/99, LOC Morgan         2,100,000                        2,100,000
Guaranty Trust Co., NY, CP

2.9% 3/16/99, LOC Morgan          3,700,000                        3,700,000
Guaranty Trust Co., NY, CP

2.9% 4/6/99, LOC Morgan           7,200,000                        7,200,000
Guaranty Trust Co., NY, CP

2.9% 4/6/99, LOC Morgan           2,800,000                        2,800,000
Guaranty Trust Co., NY, CP

2.9% 4/8/99, LOC Morgan           7,200,000                        7,200,000
Guaranty Trust Co., NY, CP

2.9% 4/8/99, LOC Morgan           7,300,000                        7,300,000
Guaranty Trust Co., NY, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Wtr. Resources
Auth.: - continued

2.9% 4/8/99, LOC Morgan          $ 4,000,000                      $ 4,000,000
Guaranty Trust Co., NY, CP

2.9% 4/9/99, LOC Morgan           4,000,000                        4,000,000
Guaranty Trust Co., NY, CP

2.9% 4/9/99, LOC Morgan           2,900,000                        2,900,000
Guaranty Trust Co., NY, CP

2.95% 4/5/99, LOC Morgan          6,000,000                        6,000,000
Guaranty Trust Co., NY, CP

3% 3/1/99, LOC Morgan             4,400,000                        4,400,000
Guaranty Trust Co., NY, CP

3% 4/5/99, LOC Morgan             11,300,000                       11,300,000
Guaranty Trust Co., NY, CP

3.05% 2/18/99, LOC Morgan         10,300,000                       10,300,000
Guaranty Trust Co., NY, CP

Merrimack Valley Reg'l.           2,950,000                        2,952,454
Transit Auth. RAN 4% 6/18/99

Middleborough Gen. Oblig. BAN     5,000,000                        5,003,610
4% 4/14/99

Natick Gen. Oblig. BAN (Lot       820,000                          821,854
B) 3.25% 1/7/00

Needham Gen. Oblig. BAN 3.9%      2,447,000                        2,451,830
6/15/99

New Bedford Gen. Oblig. BAN       4,000,000                        4,003,840
4.1% 4/14/99 (BPA Fleet
Nat'l. Bank)

Newton Gen. Oblig. BAN 3.75%      2,297,000                        2,297,851
3/25/99

Northampton Gen. Oblig. BAN       3,800,000                        3,807,390
3.25% 10/29/99

Northborough Gen. Oblig. BAN:

3.25% 2/2/00 (f)                  2,600,000                        2,606,292

4% 2/2/99                         2,170,000                        2,170,022

Pioneer Valley Reg'l. Transit     6,800,000                        6,809,000
Auth. RAN 4% 8/6/99

Pittsfield Gen. Oblig. BAN        3,100,000                        3,105,035
3.75% 9/17/99

Plymouth Gen. Oblig. BAN          6,800,000                        6,811,980
3.25% 10/21/99

Quincy Gen. Oblig. BAN 4%         2,000,000                        2,001,260
5/21/99

Reading Gen. Oblig. BAN 3.25%     2,010,000                        2,014,987
1/13/00

Springfield Gen. Oblig. BAN:

3.625% 3/2/99 (BPA Fleet          7,200,000                        7,203,009
Nat'l. Bank)

4% 6/25/99 (Liquidity             1,170,000                        1,171,333
Facility Fleet Nat'l. Bank)

4% 7/15/99 (Liquidity             6,750,000                        6,760,216
Facility Fleet Nat'l. Bank)

4% 9/2/99 (BPA Fleet Nat'l.       1,900,000                        1,904,816
Bank)

Sudbury Gen. Oblig. BAN           3,600,000                        3,602,644
Series B, 3.25% 4/15/99

Sutton Gen. Oblig. BAN 4%         3,750,000                        3,752,419
4/28/99

Taunton Gen. Oblig. BAN 4%        2,000,000                        2,001,098
5/7/99

Tewksbury Gen. Oblig. BAN         2,069,000                        2,074,007
3.25% 2/23/00 (f)

Wakefield Gen. Oblig. BAN 4%      3,005,000                        3,007,511
4/21/99

Westford Gen. Oblig. BAN 4%       2,400,000                        2,401,853
4/15/99

Weston Gen. Oblig. BAN 3.25%      2,957,000                        2,961,840
9/15/99

Wrentham Gen. Oblig. BAN          2,735,000                        2,736,319
4.15% 3/16/99

                                                                   817,087,131

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PUERTO RICO - 2.1%

Puerto Rico Commonwealth Gen.
Oblig.:

Participating VRDN:

Series PA 97, 2.5% (Liquidity    $ 1,645,000                      $ 1,645,000
Facility Merrill  Lynch &
Co.) (a)(e)

Series PT 1025, 2.5%              9,500,000                        9,500,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Rfdg. Participating VRDN          7,400,000                        7,400,000
Series PT 63, 2.88% (BPA
Merrill Lynch & Co.) (a)(e)

                                                                   18,545,000

                                 SHARES

OTHER - 7.0%

Municipal Central Cash Fund       63,349,133                       63,349,133
(b)(c)

TOTAL INVESTMENT IN                                              $ 898,981,264
SECURITIES - 100%

Total Cost for Income Tax Purposes                               $ 898,981,310


SECURITY TYPE ABBREVIATIONS
BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.91%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                    ACQUISTION DATE  COST

Massachusetts Gen. Oblig.   12/3/98          $ 5,300,000
Bonds 3.25%, tender 3/1/99
(Liquidity Facility
Citibank, New York NA)

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding 144A issues) amounted to $5,300,000 or .6% of net assets (see Note 2 of Notes to Financial Statements).

INCOME TAX INFORMATION

At January 31, 1999, the fund had a capital loss carryforward of approximately $38,000 of which $28,000 and $10,000 will expire on January 31, 2005 and 2006, respectively.

During fiscal year ended 1999, 100% of the fund's income dividends were free from federal income tax, and 9.73% of the fund's income dividends were subject to the federal alternative minimum tax.

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                       JANUARY 31, 1999

ASSETS

Investment in securities, at               $ 898,981,264
value -  See accompanying
schedule

Receivable for fund shares                  8,604,976
sold

Interest receivable                         7,423,858

 TOTAL ASSETS                               915,010,098

LIABILITIES

Payable to custodian bank      $ 833

Payable for investments         8,136,716
purchased on a  delayed
delivery basis

Payable for fund shares         1,153,306
redeemed

Distributions payable           105,395

Accrued management fee          381,333

Other payables and accrued      2,671
expenses

 TOTAL LIABILITIES                          9,780,254

NET ASSETS                                 $ 905,229,844

Net Assets consist of:

Paid in capital                            $ 905,268,246

Accumulated net realized gain               (38,402)
(loss) on investments

NET ASSETS, for 905,265,255                $ 905,229,844
shares outstanding

NET ASSET VALUE, offering                   $1.00
price and redemption price
per share ($905,229,844
(divided by) 905,265,255
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED JANUARY 31, 1999

INTEREST INCOME                             $ 28,669,052

EXPENSES

Management fee                 $ 4,156,971

Non-interested trustees'        727
compensation

 Total expenses before          4,157,698
reductions

 Expense reductions             (53,407)     4,104,291

NET INTEREST INCOME                          24,564,761

NET REALIZED GAIN (LOSS) ON                  17,457
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 24,582,218
RESULTING FROM OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                $ 2,925
credits

 Transfer agent credits                      50,482

                                            $ 53,407


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED JANUARY 31, 1999  YEAR ENDED JANUARY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 24,564,761                 $ 21,608,611

 Net realized gain (loss)         17,457                       77

 Increase (decrease) in net       -                            (2,930)
unrealized gain from
accretion   of market
discount

 NET INCREASE (DECREASE) IN       24,582,218                   21,605,758
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (24,564,761)                 (21,608,611)
from net interest income

Share transactions at net         1,074,219,913                797,269,094
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  23,602,375                   21,242,709
distributions from net
interest income

 Cost of shares redeemed          (937,469,999)                (745,111,081)

 NET INCREASE (DECREASE) IN       160,352,289                  73,400,722
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       160,369,746                  73,397,869
IN NET ASSETS

NET ASSETS

 Beginning of period              744,860,098                  671,462,229

 End of period                   $ 905,229,844                $ 744,860,098



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED JANUARY 31,

                                 1999                     1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000                  $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .030                     .031       .030       .033       .024
Operations Net interest
income

Less Distributions

 From net interest income         (.030)                   (.031)     (.030)     (.033)     (.024)

Net asset value, end of period   $ 1.000                  $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                 3.00%                    3.19%      3.00%      3.32%      2.42%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 905,230                $ 744,860  $ 671,462  $ 514,492  $ 406,287
(000 omitted)

Ratio of expenses to average      .50%                     .50%       .50%       .50%       .50%
net assets

Ratio of expenses to average      .49% C                   .50%       .50%       .50%       .50%
net assets after expense
reductions

Ratio of net interest income      2.95%                    3.15%      2.96%      3.27%      2.40%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MA MUNICIPAL MONEY        2.90%        15.24%        38.51%
MARKET

Massachusetts Tax-Free             2.79%        15.19%        39.55%
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 11 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MA MUNICIPAL MONEY        2.90%        2.88%         3.31%
MARKET

Massachusetts Tax-Free             2.79%        2.88%         3.43%
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               2/1/99  11/2/98  8/3/98  4/27/98  2/2/98



Fidelity Massachusetts         2.41%   2.69%    3.01%   3.34%    2.93%
Municipal Money  Market Fund



Massachusetts Tax-Free  Money  2.24%   2.57%    2.89%   3.33%    2.87%
Market  Funds Average



Fidelity Massachusetts         3.98%   4.47%    5.00%   5.55%    4.87%
Municipal Money Market  Fund
- Tax-equivalent



Portion of fund's income       9.71%   0.00%    0.00%   0.00%    0.00%
subject to state taxes




YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 39.81% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because
it ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind
that the U.S. Government
neither insures nor guarantees
a money market fund, and
there is no assurance that a
money market fund will
maintain a $1 share price.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Fidelity
Massachusetts Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?

A. For the first few months of the period, market observers expected the Federal Reserve Board to raise the rate banks charge each other for overnight loans - the fed funds rate - in order to slow the economy and head off inflation. Although inflation had been generally non-existent, very low unemployment and sustained economic growth pointed to the potential for the build-up of inflationary pressures. Nevertheless, international problems helped dampen U.S. economic growth enough that the Fed left rates unchanged through the second quarter of 1998. However, problems in global markets intensified in August, making the market much more volatile. Russia defaulted on some of its outstanding debt and the value of its currency plummeted, sparking concerns that currency devaluations would take place in other emerging markets. Global stock markets went into a freefall, and investors flocked to U.S. Treasuries in pursuit of a safe haven. Further problems arose in early fall when rumors of the potential collapse of certain hedge funds hit the market. Market sentiment quickly swung to an anticipation of a Fed rate cut that would help sustain economic growth and maintain liquidity in the markets. The board followed through with three cuts from the end of September through November, lowering the fed funds rate from 5.50% to 4.75%. These moves helped bring stability back to world markets.

Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND WHILE THIS TRANSPIRED?

A. Throughout the period, I opportunistically purchased fixed-rate notes when I felt they offered attractive yields given the outlook for interest rates. Earlier on, that meant buying one-year notes that I felt fairly compensated the fund for what looked like an eventual increase in interest rates. Later, after the turmoil hit the market, I purchased securities that I felt were appealing in a falling interest-rate environment. The fund started the period with an average maturity of 48 days. In the spring and summer, I locked in relatively high fixed rates that resulted from a surge of new note issuance, extending the fund's average maturity to about 70 days in July. At that point, the fund was positioned 10 to 12 days longer in maturity than most of its competitors. That positioning worked out well, as rates began to fall in August. Since that time, I have managed the fund more defensively given the uncertainty in the interest-rate environment. The fund's maturity - which ended the period at 42 days - is now similar to the average of its competitors, reflecting a neutral, flexible positioning. In addition, I turned some of my focus
- within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the Massachusetts market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in lower-yielding tax-exempt Massachusetts securities.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on January 31, 1999, was 2.42%, compared to 2.91% 12 months ago. The more recent seven-day yield was the equivalent of a 3.99% taxable rate of return for Massachusetts investors in the 39.81% combined state and federal income tax bracket, and reflects that a portion of the fund's income was subject to state taxes. Through January 31, 1999, the fund's 12-month total return was 2.90%, compared to 2.79% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. At the end of the period, the Fed appeared content with its interest-rate stance, adopting a "wait and see" attitude in order to determine what effect its moves will have on the economy. The Fed probably won't need to lower rates further as long as no new significant global financial crisis erupts. However, I do think the Fed is becoming wary as the economy continues to thrive and the possibility of inflationary pressures persist. Many economists expect the Fed to switch gears in the near future and raise rates in response to economic strength, but I'm not ready to jump on that bandwagon yet. Rather, I expect rates will remain unchanged for at least six months unless we see compelling economic news consistently pointing to the need for the Fed to slow the economy. By the summer, the Fed may have enough ammunition to raise interest rates if the economy continues on the same path.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Massachusetts
residents, while maintaining
a stable $1.00 share price

FUND NUMBER: 074

TRADING SYMBOL: FDMXX

START DATE: November 11,
1983

SIZE: as of January 31,
1999, more than $1.5 billion

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1989

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S ASSETS 1/31/99  % OF FUND'S ASSETS 7/31/98  % OF FUND'S ASSETS 1/31/98

  0 - 30                        70                          56                          71

 31 - 90                        18                          22                          13

 91 - 180                       6                           8                           7

181 - 397                       6                           14                          9

WEIGHTED AVERAGE MATURITY

                               1/31/99                     7/31/98                     1/31/98

Massachusetts Municipal Money  42 DAYS                     66 Days                     49 Days
Market Fund

Massachusetts Tax-Free Money   45 DAYS                     59 Days                     50 Days
Market Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999

Variable rate demand
notes (VRDNs) 50%
Commercial paper
(including CP mode) 18%
Tender bonds 1%
Municipal notes 20%
Municipal money
market funds 10%
Other 1%
Row: 1, Col: 1, Value: 49.0
Row: 1, Col: 2, Value: 18.0
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 20.0
Row: 1, Col: 5, Value: 10.0
Row: 1, Col: 6, Value: 1.5

AS OF JULY 31, 1998

Variable rate demand
notes (VRDNs) 49%
Commercial paper
(including CP mode) 20%
Tender bonds 3%
Municipal notes 27%
Municipal money
market funds 0%
Other 1%
Row: 1, Col: 1, Value: 48.5
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 27.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 1.5

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - 88.3%

Agawam Gen. Oblig. BAN:

3.25% 9/10/99 (f)                $ 6,200,000                        $ 6,211,532

4% 2/5/99                         5,900,000                          5,900,224

Barnstable Gen. Oblig. BAN        26,000,000                         26,003,926
3.1% 3/24/99

Boston Gen. Oblig. Bonds          4,600,000                          4,612,729
Series C, 3.25% 11/1/99

Boston Ind. Dev. Rev. (New        3,595,000                          3,595,000
Boston Seafood Ctr.) Series
1997, 2.7%, LOC BankBoston
NA, VRDN (a)(d)

Boston Wtr. & Swr. Commission     8,380,000                          8,380,000
Rev. Participating VRDN
Series SG 75, 2.77%
(Liquidity Facility Societe
Generale, France) (a)(e)

Brockton Area Transit Auth.       4,300,000                          4,306,731
RAN 4% 8/6/99

Brookline Gen. Oblig. BAN 4%      14,400,000                         14,413,054
6/4/99

Carlisle Gen. Oblig. BAN 3.9%     2,700,000                          2,705,885
8/27/99

Clipper Tax Exempt Trust          16,773,013                         16,773,013
Participating VRDN Series 93
2, 2.99% (Liquidity Facility
State Street Bank & Trust
Co.) (a)(e)

Everett Gen. Oblig. BAN 4%        3,000,000                          3,001,428
3/18/99 (Liquidity Facility
Fleet Nat'l. Bank)

Hamilton Wenham Reg'l. School
District BAN:

4% 5/7/99                         8,900,000                          8,906,231

4% 5/21/99                        4,800,000                          4,802,896

Holliston Gen. Oblig. BAN:

3.75% 9/23/99                     5,700,000                          5,711,657

3.75% 10/15/99                    5,400,000                          5,419,051

Hudson Gen. Oblig. BAN 4%         4,200,000                          4,204,278
6/24/99

Ipswich Gen. Oblig. BAN 4%        19,200,000                         19,220,675
6/1/99

Lynn Wtr. & Swr. Commission       2,320,000                          2,320,000
Gen. Participating VRDN
Series PA 215, 2.77%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Mansfield Gen. Oblig. BAN         3,600,000                          3,606,263
3.25% 10/28/99

Marlborough Gen. Oblig. BAN       8,000,000                          8,010,952
4% 6/25/99

Massachusetts Bay Trans. Auth.:

Bonds Series 1984 A, 3.5%,        6,100,000                          6,102,059
tender 3/1/99, LOC State
Street Bank & Trust Co.

Participating VRDN:

Series PT 1122, 2.77%             3,060,000                          3,060,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series ROC 26, 2.92%              8,600,000                          8,600,000
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

Series SG 25, 2.77%               9,800,000                          9,800,000
(Liquidity Facility Societe
Generale, France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Bay Trans.
Auth.: - continued

RAN:

Series 1998 A, 4.25% 2/26/99     $ 43,900,000                       $ 43,923,248

Series 1998 B, 4.25% 9/3/99       10,000,000                         10,052,181

Massachusetts Dev. Fin. Agcy.     2,500,000                          2,500,000
Ind. Dev. Rev. (S N Bedding
Co.) Series 1998 B, 2.95%,
LOC BankBoston NA, VRDN
(a)(d)

Massachusetts Dev. Fin. Agcy.     3,000,000                          3,000,000
Rev. (Shady Hills School)
Series 1998 A, 2.75%, LOC
State Street  Bank & Trust
Co., VRDN (a)

Massachusetts Gen. Oblig.:

Bonds (Consolidated Ln.)          2,000,000                          2,000,992
Series A, 4.25% 3/1/99

Bonds 3.25%, tender 3/1/99        8,955,000                          8,955,000
(Liquidity Facility
Citibank,  New York NA)
(e)(g)

Participating VRDN:

Series 1996 SG 38, 2.77%          5,000,000                          5,000,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series FR/RI A20, 2.9%            6,700,000                          6,700,000
(Liquidity Facility Nat'l.
Westminster Bank PLC) (a)(e)

Series MS 9, 2.87% (Liquidity     8,385,000                          8,385,000
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series PA 160, 2.77%              3,035,000                          3,035,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PA 164, 2.77%              12,848,000                         12,848,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 1024, 2.77%             6,660,000                          6,660,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series ROC 42, 2.92%              13,610,000                         13,610,000
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

Series ROC 44, 2.92%              6,700,000                          6,700,000
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

Series SG 47, 2.77%               5,800,000                          5,800,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Rfdg.:

Participating VRDN Series 35,     13,200,000                         13,200,000
2.87% (Liquidity Facility
Morgan Stanley, Dean Witter
& Co.) (a)(e)

Series 1997 B, 2.55% (BPA         2,300,000                          2,300,000
Landesbank
Hessen-Thuringen), VRDN (a)

Series 1998 B, 2.6%, VRDN (a)     73,960,000                         73,960,000

Series 1998 A, 2.6%, VRDN (a)     84,400,000                         84,399,997

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(Berklee College of Music)       $ 5,500,000                        $ 5,500,000
Series D, 2.65% (MBIA
Insured) (BPA CS First
Boston, Inc.), VRDN (a)

(Cap. Asset Prog.) Series E,      5,900,000                          5,900,000
3.15%, LOC First Nat'l. Bank
of Chicago, VRDN (a)

(Hallmark Health Sys.) Series     6,600,000                          6,600,000
1988 B, 2.65% (FSA Insured)
(BPA Fleet Nat'l. Bank),
VRDN (a)

(Harvard Univ.) Issue I,          800,000                            800,000
2.55%, VRDN (a)

(Newton Wellesley Hosp.)          1,050,000                          1,050,000
2.65% (MBIA Insured) (BPA CS
First Boston, Inc.), VRDN (a)

(Partners Healthcare Sys.
Cap. Asset Prog.):

Series P 1, 2.65% (FSA            10,200,000                         10,200,000
Insured), VRDN (a)

Series P 2, 2.54% (FSA            2,000,000                          2,000,000
Insured), VRDN (a)

Bonds:

(Harvard Univ.):

2.85% 4/8/99, CP mode             2,800,000                          2,800,000

2.9% 4/8/99, CP mode              1,000,000                          1,000,000

2.9% 4/8/99, CP mode              4,000,000                          4,000,000

2.9% 4/9/99, CP mode              10,600,000                         10,600,000

3.1% 2/18/99, CP mode             2,000,000                          2,000,000

3.3% 3/1/99, CP mode              2,000,000                          2,000,000

Participating VRDN:

Series 1997 Y, 2.85%              6,500,000                          6,500,000
(Liquidity Facility First
Union  Nat'l. Bank of North
Carolina) (a)(e)

Series MS 98-80, 2.87%            2,445,000                          2,445,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

Series PA 362, 2.77%              5,520,000                          5,520,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series SG 27, 2.77%               7,500,000                          7,500,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Massachusetts Hsg. Fin. Agcy.:

(Hbr. Point Apt.) Series 1995     17,900,000                         17,900,000
A, 2.6% (Govt. Nat'l.
Mortgage Assoc. Guaranteed)
(BPA Republic Nat'l. Bank,
New York), VRDN (a)

Participating VRDN Series PA      1,225,000                          1,225,000
132, 2.82% (Liquidity
Facility Merrill Lynch &
Co.) (a)(d)(e)

Massachusetts Hsg. Fin. Auth.
Hsg. Rev. Participating VRDN:

Series 1998 B, 2.82%              6,935,000                          6,935,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Hsg. Fin. Auth.
Hsg. Rev. Participating
VRDN: - continued

Series PA 370, 2.82%             $ 3,600,000                        $ 3,600,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PA 83, 2.82%               6,216,000                          6,216,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 212, 2.82%              5,600,000                          5,600,000
(Liquidity Facility
Bayerische Landesbank
Girozentrale) (a)(d)(e)

Series PT 33, 2.82%               4,940,000                          4,940,000
(Liquidity Facility Banque
Nationale de Paris) (a)(d)(e)

Series PT 42, 2.77%               1,875,000                          1,875,000
(Liquidity Facility
Commerzbank AG) (a)(e)

Massachusetts Hsg. Fin. Proj.     6,400,000                          6,400,000
Participating VRDN Series PT
250, 2.77% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(e)

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.:

(346 Univ. LLC) Series 1996,      1,800,000                          1,800,000
2.95%, LOC BankBoston NA,
VRDN (a)(d)

(Abbott Box Co.) Series 1997,     3,800,000                          3,800,000
2.95%, LOC Fleet Nat'l.
Bank, VRDN (a)(d)

(Barbour Corp.) Series 1998,      3,900,000                          3,900,000
2.95%, LOC Fleet Nat'l.
Bank, VRDN (a)(d)

(Barker Steel Co.) Series         900,000                            900,000
1995, 2.75%, LOC State
Street Bank & Trust Co.,
VRDN (a)(d)

(BBB Esq. LLC) Series 1996,       1,100,000                          1,100,000
2.95%, LOC BankBoston NA,
VRDN (a)(d)

(Boutwell Owens & Co., Inc.)      5,000,000                          5,000,000
Series 1998, 2.95%,  LOC
Fleet Nat'l. Bank, VRDN
(a)(d)

(Brady Enterprises) Series        2,100,000                          2,100,000
1996, 2.95%, LOC Fleet
Nat'l. Bank, VRDN (a)(d)

(Canton/Cedar Realty LLC)         2,000,000                          2,000,000
Series 1997, 2.95%,  LOC
Fleet Nat'l. Bank, VRDN
(a)(d)

(Carand Realty Trust) Series      900,000                            900,000
1997, 2.75%, LOC State
Street Bank & Trust Co.,
VRDN (a)(d)

(Constitution Corp. Proj.)        3,500,000                          3,500,000
Series 1998, 2.95%,  LOC
BankBoston NA, VRDN (a)(d)

(Decas Cranberry Proj.)           4,225,000                          4,225,000
Series 1997, 2.95%, LOC
Fleet Nat'l. Bank, VRDN
(a)(d)

(Dover Instrument Corp.)          2,700,000                          2,700,000
Series 1997, 2.95%, LOC
Fleet Nat'l. Bank, VRDN
(a)(d)

(Hazen Paper) Series 1996,        1,300,000                          1,300,000
2.95%, LOC BankBoston NA,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.: - continued

(Heat Fab, Inc.) Series 1996,    $ 2,420,000                        $ 2,420,000
2.95%, LOC BankBoston NA,
VRDN (a)(d)

(Interpolymer Corp.) Series       3,000,000                          3,000,000
1992, 2.95%, LOC BankBoston
NA, VRDN (a)(d)

(Lightlife Foods, Inc.)           4,200,000                          4,200,000
Series 1997, 2.95%, LOC
Fleet Nat'l. Bank, VRDN
(a)(d)

(Longview Fibre Co.) Series       2,070,000                          2,070,000
1987, 2.9%, LOC ABN-AMRO
Bank NV, VRDN (a)

(Nutramax Products) Series        2,500,000                          2,500,000
1996 A, 2.75%, LOC
BankBoston NA, VRDN (a)(d)

(Parker-Hannifin Corp. Proj.)     2,700,000                          2,700,000
Series 1997, 2.85%,  LOC
Wachovia Bank NA, VRDN (a)(d)

(Riverdale Mills Corp.)           3,500,000                          3,500,000
Series 1995, 2.95%, LOC
BankBoston NA, VRDN (a)(d)

(Sencorp Systems, Inc. Proj.)     4,600,000                          4,600,000
Series 1998 A, 2.95%,  LOC
BankBoston NA, VRDN (a)(d)

(United Med. Corp.) Series        2,500,000                          2,500,000
1992, 2.65%, VRDN (a)(d)

(United Plastics) Series          2,200,000                          2,200,000
1997, 2.95%, LOC Fleet
Nat'l. Bank, VRDN (a)(d)

Massachusetts Ind. Fin. Agcy.     5,000,000                          5,000,000
Health Care Facilities Auth.
(Jewish Geriatric Svs.)
2.75%, LOC BankBoston NA,
VRDN (a)

Massachusetts Ind. Fin. Agcy.
Poll. Cont. Rev. Rfdg. Bonds
(New England Pwr. Co. Proj.):

Series 1992:

2.85% 4/6/99, CP mode             7,700,000                          7,700,000

2.85% 4/6/99, CP mode             23,800,000                         23,800,000

Series 1993 A:

3.05% 2/11/99, CP mode            11,800,000                         11,800,000

3.15% 2/11/99, CP mode            500,000                            500,000

Series 1993 B:

2.85% 4/6/99, CP mode             4,000,000                          4,000,000

3.05% 2/11/99, CP mode            2,300,000                          2,300,000

3.05% 2/11/99, CP mode            2,800,000                          2,800,000

3.05% 2/12/99, CP mode            23,400,000                         23,400,000

Massachusetts Ind. Fin. Agcy.
Rev.:

(Assumption College) Series       4,000,000                          4,000,000
1998, 2.85%, LOC Fleet
Nat'l. Bank, VRDN (a)

(Buckingham Browne Nichols        4,000,000                          4,000,000
School) Series 1997, 2.6%,
LOC State Street Bank &
Trust Co., VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.: - continued

(Fessenden School) Series        $ 4,405,000                        $ 4,405,000
1997, 2.85%, LOC Fleet
Nat'l. Bank, VRDN (a)

(Goddard House) 2.65%, LOC        8,130,000                          8,130,000
Fleet Bank NA, VRDN (a)

(Groton School) Series 1998       12,000,000                         12,000,000
B, 2.65% (Liquidity Facility
Fleet Nat'l. Bank), VRDN (a)

(Heritage at Darmouth) Series     1,825,000                          1,825,000
1996, 2.75%,  LOC BankBoston
NA, VRDN (a)(d)

(Heritage at Hingham) Series      6,390,000                          6,390,000
1997, 2.75%,  LOC Fleet
Nat'l. Bank, VRDN (a)(d)

(JHC Assisted Living Corp.)       3,800,000                          3,800,000
Series 1998 A, 2.75%,  LOC
Fleet Bank NA, VRDN (a)

(Lower Mills Associates II        855,000                            855,000
LP) Series 1995, 2.6%,  LOC
BankBoston NA, VRDN (a)

(Mary Ann Morse Nursing Home):

Series 1994 A, 3.8%, LOC          5,600,000                          5,600,000
ABN-AMRO Bank NV, VRDN (a)

Series 1994 B, 2.65%, LOC         6,600,000                          6,600,000
ABN-AMRO Bank NV, VRDN (a)

(Society for the Prevention       3,900,000                          3,900,000
of Cruelty to Animals)
Series 1997, 2.6%, LOC Fleet
Nat'l. Bank, VRDN (a)

(Southern New England School      1,785,000                          1,785,000
of Law) 2.85%, LOC Fleet
Nat'l. Bank, VRDN (a)

(Wheelock College Issue)          3,900,000                          3,900,000
Series A, 2.6%, LOC
BankBoston NA, VRDN (a)

(Youville Place) Series 1996,     5,300,000                          5,300,000
2.95% (AMBAC Insured) (BPA
Fleet Nat'l. Bank), VRDN (a)

Participating VRDN:

Series SG 108, 2.77%              6,000,000                          6,000,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SG 56, 2.77%               11,100,000                         11,100,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Massachusetts Muni. Wholesale     7,000,000                          7,000,000
Elec. Co. Series A, 3.15%
2/8/99, LOC Fleet Nat'l.
Bank, CP

Massachusetts Port Auth. Rev.:

Participating VRDN:

Series PT 1065, 2.77%             11,000,000                         11,000,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 1073, 2.77%             8,705,000                          8,705,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series PT 1074, 2.82%             15,000,000                         15,000,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Port Auth.
Rev.: - continued

Participating VRDN:

Series SGA 64, 2.9%              $ 5,300,000                        $ 5,300,000
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

Rfdg. Participating VRDN          5,995,000                          5,995,000
Series ROC 45, 2.92%
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

Massachusetts Port Auth.
Series 1997:

3.05% 3/11/99, LOC                6,600,000                          6,600,000
Westdeutsche Landesbank
Girozentrale, CP (d)

3.1% 2/18/99, LOC                 2,000,000                          2,000,000
Westdeutsche Landesbank
Girozentrale, CP (d)

Massachusetts Spl. Oblig.         9,695,000                          9,695,000
Rev. Participating VRDN
Series ROC 27, 2.92%
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

Massachusetts Tpk. Auth.
Metro Hwy. Sys. Rev.
Participating VRDN:

Series PA 181, 2.77%              980,000                            980,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 135, 2.77%              44,115,000                         44,115,000
(Liquidity Facility Banco
Santander SA) (a)(e)

Massachusetts Tpk. Auth.          9,200,000                          9,200,000
Western Tpk. Rev.
Participating VRDN Series
1997 N, 2.9% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

Massachusetts Wtr. Poll.          8,865,000                          8,865,000
Abatement Rev. Participating
 VRDN Series PT 1131, 2.77%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Massachusetts Wtr. Resources
Auth.:

Multi-Modal Subordinated Gen.
Rev.:

Series 1997 B, 2.65% (AMBAC       30,900,000                         30,900,000
Insured), VRDN (a)

Series 1998 D, 2.65% (FGIC        8,000,000                          8,000,000
Insured), VRDN (a)

Series 1999 A, 2.55%              34,000,000                         34,000,000
(Liquidity Facility Cr.
Local de France), VRDN (a)

Participating VRDN Series SG      1,000,000                          1,000,000
63, 2.77% (Liquidity
Facility Societe Generale,
France) (a)(e)

Rfdg. Participating VRDN          5,000,000                          5,000,000
Series SG 17, 2.77%
(Liquidity Facility Societe
Generale, France) (a)(e)

2.75% 4/7/99, LOC Morgan          6,200,000                          6,200,000
Guaranty Trust Co., NY, CP

2.8% 4/7/99, LOC Morgan           5,800,000                          5,800,000
Guaranty Trust Co., NY, CP

2.8% 4/12/99, LOC Morgan          2,000,000                          2,000,000
Guaranty Trust Co., NY, CP

2.85% 4/8/99, LOC Morgan          4,800,000                          4,800,000
Guaranty Trust Co., NY, CP

2.85% 4/12/99, LOC Morgan         3,900,000                          3,900,000
Guaranty Trust Co., NY, CP

2.9% 3/16/99, LOC Morgan          10,600,000                         10,600,000
Guaranty Trust Co., NY, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Wtr. Resources
Auth.: - continued

2.9% 4/6/99, LOC Morgan          $ 8,600,000                        $ 8,600,000
Guaranty Trust Co., NY, CP

2.9% 4/6/99, LOC Morgan           4,200,000                          4,200,000
Guaranty Trust Co., NY, CP

2.9% 4/7/99, LOC Morgan           11,000,000                         11,000,000
Guaranty Trust Co., NY, CP

2.9% 4/8/99, LOC Morgan           12,000,000                         12,000,000
Guaranty Trust Co., NY, CP

2.9% 4/8/99, LOC Morgan           12,200,000                         12,200,000
Guaranty Trust Co., NY, CP

2.9% 4/8/99, LOC Morgan           14,700,000                         14,700,000
Guaranty Trust Co., NY, CP

2.9% 4/9/99, LOC Morgan           11,000,000                         11,000,000
Guaranty Trust Co., NY, CP

2.9% 4/12/99, LOC Morgan          4,000,000                          4,000,000
Guaranty Trust Co., NY, CP

2.9% 4/12/99, LOC Morgan          10,000,000                         10,000,000
Guaranty Trust Co., NY, CP

2.95% 2/8/99, LOC Morgan          7,600,000                          7,600,000
Guaranty Trust Co., NY, CP

2.95% 4/5/99, LOC Morgan          10,000,000                         10,000,000
Guaranty Trust Co., NY, CP

3% 3/1/99, LOC Morgan             6,600,000                          6,600,000
Guaranty Trust Co., NY, CP

3% 3/26/99, LOC Morgan            3,000,000                          3,000,000
Guaranty Trust Co., NY, CP

3% 4/5/99, LOC Morgan             17,700,000                         17,700,000
Guaranty Trust Co., NY, CP

3.05% 2/18/99, LOC Morgan         2,400,000                          2,400,000
Guaranty Trust Co., NY, CP

3.1% 2/18/99, LOC Morgan          1,000,000                          1,000,000
Guaranty Trust Co., NY, CP

Merrimack Valley Reg'l.           4,600,000                          4,603,826
Transit Auth. RAN 4% 6/18/99

Middleborough Gen. Oblig. BAN     7,300,000                          7,305,270
4% 4/14/99

Montachusetts Reg'l. Transit      3,800,000                          3,804,480
Auth. RAN 4% 6/25/99

Natick Gen. Oblig. BAN (Lot       1,274,000                          1,275,715
A) 3.25% 8/6/99

Needham Gen. Oblig. BAN 3.9%      3,800,000                          3,807,500
6/15/99

New Bedford Gen. Oblig. BAN       6,000,000                          6,005,760
4.1% 4/14/99  (BPA Fleet
Nat'l. Bank)

Newton Gen. Oblig. BAN 3.75%      3,500,000                          3,501,296
3/25/99

Northampton Gen. Oblig. BAN       6,455,000                          6,467,553
3.25% 10/29/99

Northborough Gen. Oblig. BAN:

3.25% 2/2/00 (f)                  4,610,000                          4,621,156

4% 2/2/99                         3,250,000                          3,250,033

Northborough Ind. Dev. Rev.       2,900,000                          2,900,000
(True Realty Corp. Proj.
Toys R Us, Inc.) 2.825%, LOC
Chase Manhattan Bank, VRDN
(a)

Pioneer Valley Reg'l. Transit     10,200,000                         10,213,499
Auth. RAN 4% 8/6/99

Pittsfield Gen. Oblig. BAN        4,900,000                          4,907,958
3.75% 9/17/99

Plymouth Gen. Oblig. BAN          12,200,000                         12,221,493
3.25% 10/21/99

Quincy Gen. Oblig. BAN 4%         3,000,000                          3,001,890
5/21/99

Reading Gen. Oblig. BAN 3.25%     3,600,000                          3,608,931
1/13/00

Springfield Gen. Oblig. BAN:

3.625% 3/2/99 (BPA Fleet          11,800,000                         11,804,932
Nat'l. Bank)

4% 6/25/99 (Liquidity             2,200,000                          2,202,507
Facility Fleet Nat'l. Bank)

4% 7/15/99 (Liquidity             10,400,000                         10,415,740
Facility Fleet Nat'l. Bank)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Springfield Gen. Oblig. BAN:
- continued

4% 9/2/99 (BPA Fleet Nat'l.      $ 2,700,000                        $ 2,706,844
Bank)

Sudbury Gen. Oblig. BAN           4,000,000                          4,007,586
Series A, 3.25% 8/11/99

Sutton Gen. Oblig. BAN 4%         5,800,000                          5,803,741
4/28/99

Taunton Gen. Oblig. BAN 4%        3,000,000                          3,001,648
5/7/99

Tewksbury Gen. Oblig. BAN         3,700,000                          3,708,954
3.25% 2/23/00 (f)

Wakefield Gen. Oblig. BAN 4%      4,500,000                          4,503,760
4/21/99

Westford Gen. Oblig. BAN 4%       3,600,000                          3,602,779
4/15/99

Weston Gen. Oblig. BAN 3.25%      5,200,000                          5,208,512
9/15/99

Woods Hole Marthas Vineyard &     3,400,000                          3,402,388
Nantucket Steamship BAN
3.25% 5/18/99

Wrentham Gen. Oblig. BAN          4,000,000                          4,001,929
4.15% 3/16/99

                                                                     1,392,130,682

PUERTO RICO - 1.7%

Puerto Rico Commonwealth Gen.     7,725,000                          7,725,000
Oblig. Participating VRDN
Series PT 1025, 2.5%
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Puerto Rico Commonwealth Hwy.     4,200,000                          4,200,000
& Trans. Auth. Trans. Rev.
Participating VRDN Series
ROC 11, 2.72% (Liquidity
Facility Commerzbank AG)
(a)(e)

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Hwy. Rev.
Participating VRDN:

Series PA 114, 2.5%               9,435,000                          9,435,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PA 125, 2.5%               2,900,000                          2,900,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Puerto Rico Elec. Pwr. Auth.
Pwr. Rev. Participating VRDN:

Series PA 205, 2.5%               1,000,000                          1,000,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PA 311, 2.5%               1,500,000                          1,500,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

                                                                     26,760,000

                                 SHARES

OTHER - 10.0%

Municipal Central Cash Fund       158,367,485                        158,367,485
(b)(c)

TOTAL INVESTMENT IN                                                $ 1,577,258,167
SECURITIES - 100%

Total Cost for Income Tax Purposes                                 $ 1,577,258,237


SECURITY TYPE ABBREVIATIONS
BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.91%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                    ACQUISTION DATE  COST

Massachusetts Gen. Oblig.   12/3/98          $ 8,955,000
Bonds 3.25%, tender 3/1/99
(Liquidity Facility
Citibank, New York NA)

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding 144A issues) amounted to $8,955,000 or .6% of net assets (see Note 2 of Notes to Financial Statements).

INCOME TAX INFORMATION

At January 31, 1999, the fund had a capital loss carryforward of approximately $39,000, all of which will expire on January 31, 2005.

During fiscal year ended 1999, 100% of the fund's income dividends were free from federal income tax, and 10.35% of the fund's income dividends were subject to the federal alternative minimum tax.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                           JANUARY 31, 1999

ASSETS

Investment in securities, at                $ 1,577,258,167
value -  See accompanying
schedule

Receivable for fund shares                   22,813,887
sold

Interest receivable                          11,889,658

Prepaid expenses                             59,272

 TOTAL ASSETS                                1,612,020,984

LIABILITIES

Payable to custodian bank      $ 696

Payable for investments         14,541,642
purchased on a  delayed
delivery basis

Payable for fund shares         11,341,466
redeemed

Distributions payable           149,461

Accrued management fee          511,709

Other payables and accrued      336,469
expenses

 TOTAL LIABILITIES                           26,881,443

NET ASSETS                                  $ 1,585,139,541

Net Assets consist of:

Paid in capital                             $ 1,585,178,996

Accumulated net realized gain                (39,455)
(loss) on investments

NET ASSETS, for 1,585,089,868               $ 1,585,139,541
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($1,585,139,541
(divided by) 1,585,089,868
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED JANUARY 31, 1999

INTEREST INCOME                             $ 46,345,350

EXPENSES

Management fee                 $ 5,185,959

Transfer agent fees             2,007,093

Accounting fees and expenses    173,495

Non-interested trustees'        1,939
compensation

Custodian fees and expenses     69,470

Registration fees               131,903

Audit                           47,237

Legal                           11,148

Miscellaneous                   9,153

 Total expenses before          7,637,397
reductions

 Expense reductions             (8,274)      7,629,123

NET INTEREST INCOME                          38,716,227

NET REALIZED GAIN (LOSS) ON                  26,764
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 38,742,991
RESULTING FROM OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                $ 8,274
credits


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED JANUARY 31, 1999  YEAR ENDED JANUARY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 38,716,227                 $ 32,545,703

 Net realized gain (loss)         26,764                       3,832

 Increase (decrease) in net       -                            (5,055)
unrealized gain from
accretion of market discount

 NET INCREASE (DECREASE) IN       38,742,991                   32,544,480
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (38,716,227)                 (32,545,703)
from net interest income

Share transactions at net         4,715,000,617                3,380,459,506
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  37,340,541                   31,602,703
distributions from net
interest income

 Cost of shares redeemed          (4,366,774,894)              (3,180,203,918)

 NET INCREASE (DECREASE) IN       385,566,264                  231,858,291
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       385,593,028                  231,857,068
IN NET ASSETS

NET ASSETS

 Beginning of period              1,199,546,513                967,689,445

 End of period                   $ 1,585,139,541              $ 1,199,546,513



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED JANUARY 31,

                                 1999                     1998         1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000                  $ 1.000      $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .029                     .031         .029       .032       .023
Operations Net interest
income

Less Distributions

 From net interest income         (.029)                   (.031)       (.029)     (.032)     (.023)

Net asset value, end of period   $ 1.000                  $ 1.000      $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN                      2.90%                    3.10%        2.90%      3.20%      2.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,585,140              $ 1,199,547  $ 967,689  $ 847,490  $ 756,929
(000 omitted)

Ratio of expenses to average      .56%                     .57%         .59%       .60%       .63%
net assets

Ratio of net interest income      2.86%                    3.07%        2.86%      3.15%      2.28%
to average net assets


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund, and Fidelity Massachusetts Municipal Money Market Fund (the money market funds)(collectively, the funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

 MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions,

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

market discount, and losses deferred due to wash sales and futures . The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS - CONTINUED

value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $313,986,782 and $157,458,324, respectively. The market value of futures contracts opened and closed during the period amounted to $45,403,504 and $67,991,144, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the funds' investment adviser for the income fund and Fidelity Massachusetts Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate for each fund is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of .38% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund.

For Spartan Massachusetts Municipal Money Market Fund, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $6,835 for the period.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

SUB-ADVISER FEE. As the money market and the income (effective January 1, 1999) funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .09% and .15% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The funds may be subject to a special assessment of up to approximately 2.5 times the funds' annual gross premium if covered losses exceed certain levels. During the period, Fidelity Massachusetts Municipal Money Market Fund paid premiums of $64,660 to FIDFUNDS which are being amortized over one year. During the period, FMR has borne the cost of Spartan Massachusetts Municipal Money Market Fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

The income fund, Fidelity Massachusetts Municipal Money Market Fund and FMR, on behalf of Spartan Massachusetts Municipal Money Market Fund, have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Massachusetts Municipal Trust and the
Shareholders of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (each a fund of Fidelity Massachusetts Municipal Trust) at January 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Massachusetts Municipal Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
March 9, 1999

OTHER FUND INFORMATION



CHANGE IN INDEPENDENT AUDITOR. Based on the recommendation of the Audit Committee of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP (PwC) as the funds' independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended January 31, 2000. During the two most recent fiscal years, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the funds and PwC on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in connection with its report.

DISTRIBUTIONS


The Board of Trustees of Spartan Massachusetts Municipal Income Fund voted to pay on March 8, 1999, to shareholders of record at the opening of business on March 5, 1999, a distribution of $.012 per share derived from capital gains realized from sales of portfolio securities .

Spartan Massachusetts Municipal Income Fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA

SUB-ADVISER, MONEY MARKET FUNDS
Fidelity Investments Money
Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Dwight D. Churchill, Vice President -
INCOME FUND
Scott A. Orr, Vice President -
MONEY MARKET FUNDS
Christine J. Thompson, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

MAS-ANN-0399  72343
1.700542.101

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com